UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2022

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Alternative Income ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)
Global X Founder-Run Companies ETF (ticker: BOSS)

Annual Report
November 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker–dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments
Global X Alternative Income ETF	26
Global X S&P 500® Quality Dividend ETF	29
Global X U.S. Preferred ETF	33
Global X Variable Rate Preferred ETF	44
Global X MLP ETF	50
Global X MLP & Energy Infrastructure ETF	52
Global X Conscious Companies ETF	55
Global X Adaptive U.S. Factor ETF	62
Global X Adaptive U.S. Risk Management ETF	69
Global X Founder-Run Companies ETF	84
Glossary	89
Statements of Assets and Liabilities	90
Statements of Operations	93
Statements of Changes in Net Assets	96
Financial Highlights	101
Notes to Financial Statements	107
Report of Independent Registered Public Accounting Firm	128
Disclosure of Fund Expenses	131
Approval of Investment Advisory Agreement	134
Supplemental Information	138
Trustees and Officers of the Trust	139
Notice to Shareholders	142

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

Global X Alternative Income ETF

The Global X Alternative Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to provide exposure to five income-producing categories: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Preferreds, Emerging Market Bonds and Covered Calls. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global real estate investment trusts (“REITs”), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Preferreds category provides exposure to U.S. preferred securities, and gains this exposure through investing directly in the Global X U.S. Preferred ETF. The Emerging Markets Bonds category provides exposure to emerging markets debt, and gains this exposure through investing directly in the Global X Emerging Markets Bond ETF. The Covered Call category provides exposure to a covered call strategy, and gains this exposure through investing directly in the Global X Nasdaq 100 Covered Call ETF.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 6.64%, while the Underlying Index decreased 6.47%. The Fund had a net asset value of $13.16 per share on November 30, 2021 and ended the reporting period with a net asset value of $11.42 per share on November 30, 2022.

During the reporting period, the highest returns came from BP Midstream Partners LP and Allete, Inc., which returned 35.57% and 33.65%, respectively. The worst performers were the Global X NASDAQ 100 Covered Call ETF and the Global X U.S. Preferred ETF, which returned -15.87% and -14.08%, respectively.

Despite rising inflation being a tailwind for commodities and real assets, rising interest rates and recessionary fears gripped market sentiments during the reporting period. This made markets more volatile, causing traditional equities to underperform, resulting in the Fund’s negative performance. During the reporting period, the Fund maintained an average approximate sector exposure of 21% to Financials, 14% to Utilities, 13% to Real Estate, and 10% to Information Technology.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Alternative Income ETF	-6.64%	-6.68%	-0.21%	-0.11%	2.16%	2.22%	4.36%	4.38%
Indxx SuperDividend® Alternatives Index	-6.47%	-6.47%	-0.32%	-0.32%	2.37%	2.37%	4.78%	4.78%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	11.49%	11.49%

*The Fund commenced investment operations on July 13, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Indxx SuperDividend® Alternatives Index is designed to track the performance of different Alternative asset classes, with an objective of providing a diversified portfolio of assets with a low volatility and high dividend yield.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

Global X S&P 500® Quality Dividend ETF

The Global X S&P 500® Quality Dividend ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of S&P 500® stocks that exhibit both high quality and high dividend yield characteristics. Index constituents are equally-weighted, subject to a 25% Global Industry Classification Standard (GICS) Sector weight cap.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund increased 10.25%, while the Underlying Index increased 10.53%. The Fund had a net asset value of $31.02 per share on November 30, 2021 and ended the reporting period with a net asset value of $33.24 per share on November 30, 2022.

During the reporting period, the highest returns came from Marathon Petroleum Corporation and Exxon Mobil Corporation, which returned 100.09% and 92.78%, respectively. The worst performers were T. Rowe Price Group and Synchrony Financial, which returned -45.28% and -32.54%, respectively.

During the reporting period, with ongoing global economic uncertainty, geopolitical disputes, high inflation, and rising rates, a strategy focusing on dividend sustainability and financial quality resulted in exposures that contributed to positive Fund returns. A result of its quality dividend screening process, the Fund maintained meaningful exposure to companies within the energy sector, a primary beneficiary of rising energy prices over the course of the reporting period which contributed positively to the Fund. The Fund also maintained significant exposure to dividend paying stocks within the consumer staples sector, a defensive sector, whose low volatile nature and preferential business models during periods of weakening equity markets, resulted in positive investor sentiment towards the Fund. During the reporting period, the Fund maintained an approximate average sector exposure of 24% to Financials, 15% to Industrials, 13% to Consumer Staples, and 11% to Energy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Quality Dividend ETF	10.25%	10.35%	11.16%	11.18%	9.92%	9.95%
S&P 500® Quality High Dividend Index	10.53%	10.53%	11.48%	11.48%	10.25%	10.25%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.87%	10.87%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

*The Fund commenced investment operations on July 13, 2018.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The S&P 500® Quality High Dividend Index measures the performance of S&P 500® stocks that exhibit both high quality and high dividend yield characteristics.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Global X U.S. Preferred ETF

The Global X U.S. Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market. The Underlying Index includes different categories of preferred stock, such as floating, variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $50 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by ICE Data Indices, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 13.82%, while the Underlying Index decreased 13.78%. The Fund had a net asset value of $25.21 per share on November 30, 2021 and ended the reporting period with a net asset value of $20.51 per share on November 30, 2022.

During the reporting period, the highest returns came from South Jersey Industries, Inc. and AES Corporation Equity Unit, which returned 42.79% and 17.92%, respectively. The worst performers were Qurate Retail Inc. and Diversified Healthcare Trust, which returned -53.19% and -48.08%, respectively.

The Fund generated negative returns during the reporting period as the preferred-stock market experienced selloffs amidst a rising interest rate environment. Concerns among investors of a potential recession and tighter financing conditions also negatively affected the Fund's performance.Expectations of further interest rate hikes and an extended higher interest rate environment led to a decline in preferred stock performance during the reporting period. During the reporting period, the Fund maintained an average approximate sector allocation of 63% to Financials, 11% to Utilities, and 6% to Communication Services.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Preferred ETF	-13.82%	-14.08%	-0.85%	-1.00%	1.62%	1.48%	1.69%	1.72%
ICE BofA Diversified Core U.S. Preferred Securities Index	-13.78%	-13.78%	-0.71%	-0.71%	1.80%	1.80%	1.88%	1.88%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	11.91%	11.91%

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

*The Fund commenced investment operations on September 11, 2017.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The ICE BofA Diversified Core U.S. Preferred Securities Index was formerly known as BofA Merrill Lynch Diversified Core U.S. Preferred Securities Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Variable Rate Preferred ETF

Global X Variable Rate Preferred ETF

The Global X Variable Rate Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of the U.S.-listed variable rate preferred securities market. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, have floating or variable dividends or coupons, and have a minimum amount outstanding of $50 million. Qualifying preferred securities may, however, be issued by non-U.S. companies. Qualifying securities must be issued in $25, $50, $100, or $1000 par/liquidation preference increments, must have a traded market value of greater than $6 million in each of the previous three calendar months, and must have at least one year remaining to maturity, as determined by ICE Data Indices, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 8.40%, while the Underlying Index decreased 8.30%. The Fund had a net asset value of $27.28 per share on November 30, 2021 and ended the reporting period with a net asset value of $23.55 per share on November 30, 2022.

During the reporting period, the highest returns came from New York Mortgage Trust, Inc. Series D and NuStar Energy LP Series B, which returned 13.55% and 9.32%, respectively. The worst performers were New York Mortgage Trust, Inc. Series F and Invesco Mortgage Capital Inc. Series C, which returned -37.08% and -32.39%, respectively.

Variable-rate preferred stocks are a subset of the preferred asset class, which includes securities that reset their coupon at certain intervals based on the prevailing interest rate. Therefore, these types of preferred stocks tend to have lower sensitivity to movements in interest rates compared to fixed-rate preferred stocks. During the reporting period, market volatility was driven by heightened inflationary fears among investors and rising interest rates, which sharply lowered asset prices across the fixed-income markets, resulting in the Fund's negative performance. Credit spreads widened due to concerns about a potential recession and tighter financing conditions negatively affected investor sentiment, contributing to the Fund's negative performance. During the reporting period, the Fund maintained an average approximate sector allocation of 84% to Financials, 6% to Energy, and 3% to Utilities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date *
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Variable Rate Preferred ETF	-8.40%	-8.68%	3.20%	3.17%
ICE U.S. Variable Rate Preferred Securities Index	-8.30%	-8.30%	3.42%	3.42%
S&P 500® Index	-9.21%	-9.21%	13.39%	13.39%

Management Discussion of Fund Performance (unaudited)
Global X Variable Rate Preferred ETF

*The Fund commenced investment operations on June 22, 2020.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The ICE U.S. Variable Rate Preferred Securities Index is designed to track the broad-based performance of the U.S. variable rate preferred securities market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

Global X MLP ETF

The Global X MLP ETF ("Fund") seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index ("Underlying Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure MLP asset class in the United States. The Index is composed of MLPs engaged in the transportation, storage, and processing of natural resources ("Midstream MLPs") as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period that ended November 30, 2022 (the "reporting period"), the Fund increased 37.69%, while the Underlying Index increased 41.54%. The Fund had a net asset value of $33.59 per share on November 30, 2021 and ended the reporting period with a net asset value of $42.99 on November 30, 2022.

During the reporting period, the highest returns came from EnLink Midstream LLC and PBF Logistics LP, which returned 106.90% and 88.99%, respectively. The worst performers were NGL Energy Partners LP and USD Partners LP, which returned -48.91% and -20.22%, respectively.

The Fund had a positive performance amid persistently tight oil supply and energy shortages in Europe during the reporting period. Midstream MLPs operate toll-road-like business models, in which they are compensated based on the natural gas or crude oil volume they transport, store, or process. The nature of Midstream MLPs’ role in oil and gas production and the defensive nature of its contracts and fee structures placed Midstream MLPs it in a stronger position than other market categories of the energy sector during the reporting period. Due to their weaker correlation with oil prices, Midstream MLPs maintained their bullish momentum and outperformed global equities and credit. Furthermore, U.S. oil & gas output rose, with increased activity benefiting midstream equities. Rising oil and gas prices over the reporting period also boosted Midstream MLPs.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	37.69%	37.93%	9.57%	9.47%	3.86%	3.86%	0.71%	0.66%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index Gross**	41.54%	41.54%	11.09%	11.09%	4.82%	4.82%	2.12%	2.12%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	13.34%	13.34%

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

*The Fund commenced investment operations on April 18, 2012.

**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Solactive MLP Composite Index tracks the price movements in shares of the largest entities that are structured as Master Limited Partnerships (MLP) and that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of natural resources. The Solactive MLP Infrastructure Index tracks the price movements in shares of companies that are structured as Master Limited Partnerships (MLP) and that are engaged in own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MLP Energy & Infrastructure ETF

Global X MLP & Energy Infrastructure ETF

The Global X MLP and Energy Infrastructure ETF ("Fund") seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index ("Underlying Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of midstream energy infrastructure MLPs ("Midstream MLPs") and corporations ("Energy Infrastructure Corporations"). Midstream MLPs and Energy Infrastructure Corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Underlying Index limits its exposure to partnerships in order to comply with applicable tax diversification rules. Securities must be publicly traded in the United States. The Index is maintained by Solactive AG.

For the 12-month period that ended November 30, 2022 (the "reporting period"), the Fund increased 31.26%, while the Underlying Index increased 32.30%. The Fund had a net asset value of $34.89 per share on November 30, 2021 and ended the reporting period with a net asset value of $43.47 on November 30, 2022.

During the reporting period, the highest returns came from EnLink Midstream LLC and Cheniere Energy, Inc, which returned 106.90% and 68.98%, respectively. The worst performers were Delek Logistics Partners LP and Kinetik Holdings Inc, which returned -15.95% and -15.71%, respectively.

The Fund seeks to provide tax efficient exposure to Midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. Midstream MLPs and energy Energy Infrastructure Companies operate toll-road-like business models where they are generally compensated based on the volumes of natural gas or crude oil that they transport, store, or process. The Fund experienced positive performance amid persistently tight oil supply and an energy shortage crisis in Europe during the reporting period. The nature of Midstream MLPs' role in oil and gas production and the defensive nature of its contracts and fee structures placed it in a stronger position than other market categories of the energy sector in the reporting period. Rising rig counts and enhanced confidence in the sector also led to gains across Midstream MLPs and Energy Infrastructure Companies.

Management Discussion of Fund Performance (unaudited)
Global X MLP Energy & Infrastructure ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	31.26%	31.05%	16.68%	16.53%	9.08%	9.04%	4.82%	4.84%
Solactive MLP & Energy Infrastructure Index	32.30%	32.30%	17.47%	17.47%	9.79%	9.79%	5.50%	5.50%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	12.00%	12.00%

*The Fund commenced investment operations on August 6, 2013.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Solactive MLP & Energy Infrastructure Index tracks the performance of MLPs and energy infrastructure corporations.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MLP Energy & Infrastructure ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

Global X Conscious Companies ETF

The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index looks to provide investors an opportunity to invest in well-managed companies that achieve financial performance in a sustainable and responsible manner as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by Concinnity Advisors LP, the provider of the Underlying Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process. The Index Provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 9.45%, while the Underlying Index decreased 9.44%. The Fund had a net asset value of $32.97 per share on November 30, 2021 and ended the reporting period with a net asset value of $29.52 on November 30, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and ConocoPhillips, which returned 91.35% and 84.12%, respectively. The worst performers were Shopify, Inc and Block, Inc, which returned -77.51% and -67.47%, respectively.

The Fund experienced negative performance during the reporting period, as the information technology sector, which the Fund had the highest weighting, was negatively impacted by rising rates, as the U.S. Federal Reserve tried to tame soaring inflation. Given its relatively low exposure to energy stocks, the Fund could not reap the benefits of rising energy prices resulting from the Russia-Ukraine war. Moreover, the U.S. Securities and Exchange Commission's regulatory actions against funds for overstating environmental, social and governance strategies undermined investor sentiment. The Fund had the highest average approximate sector exposure to the Information Technology (30%), Health Care (14%), and Consumer Discretionary (11%) sectors during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Conscious Companies ETF	-9.45%	-9.57%	9.75%	9.52%	10.53%	10.49%	12.49%	12.47%
Concinnity Conscious Companies Index	-9.44%	-9.44%	10.00%	10.00%	10.91%	10.91%	12.90%	12.90%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	12.69%	12.69%

*The Fund commenced investment operations on July 11, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Concinnity Conscious Companies Index is designed to provide exposure to companies listed in the U.S. that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP ("Concinnity"), the provider of the Concinnity Conscious Companies Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

Global X Adaptive U.S. Factor ETF

The Global X Adaptive U.S. Factor ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Factor Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a sub-index that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund increased 10.61%, while the Underlying Index increased 10.92%. The Fund had a net asset value of $29.86 per share on November 30, 2021 and ended the reporting period with a net asset value of $32.23 on November 30, 2022.

During the reporting period, the highest returns came from Marathon Petroleum Corporation and HF Sinclair Corporation, which returned 105.35% and 77.49%, respectively. The worst performers were Loyalty Ventures, Inc and Rogers Corporation, which returned -61.11 % and -59.93%, respectively.

The Fund generated positive returns as its mean reversion strategy proved appropriate for shifting investor sentiments during the reporting period. During the reporting period, factor investing and volatility reduction strategies performed well as equity markets turned highly volatile and continued to fall due to surging inflation, interest rate increases by the U.S. Federal Reserve and recession worries among investors. The Fund outperformed the S&P 500® Index, its benchmark index (“Benchmark Index”) due to its lower exposure to the higher-volatility Information Technology sector compared to the Benchmark Index. During the reporting period, the Fund maintained an average approximate sector allocation of 22% to Health Care, 13% to Financials, and 12% to Information Technology.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Adaptive U.S. Factor ETF	10.61%	10.41%	10.86%	10.75%	9.59%	9.54%
Adaptive Wealth Strategies U.S. Factor Index	10.92%	10.92%	11.19%	11.19%	9.93%	9.93%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.45%	10.45%

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

*The Fund commenced investment operations on August 24, 2018.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Adaptive Wealth Strategies U.S. Factor Index employs a reversion to the mean process to dictate which investment theme to own at any given time.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

Global X Adaptive U.S. Risk Management ETF

The Global X Adaptive U.S. Risk Management ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to the Solactive U.S. 1-3 Year Treasury Bond Index (“U.S. Treasury Position”). The Solactive U.S. 1-3 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury with at least 1 year until maturity but less than 3 years until maturity, as of the selection date of the index. The Solactive GBS United States 500 Index TR is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals that have been developed based on historical data.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 4.28%, while the Underlying Index decreased 3.90%. The Fund had a net asset value of $29.88 per share on November 30, 2021 and ended the reporting period with a net asset value of $28.26 on November 30, 2022.

During the reporting period, the highest returns came from Constellation Energy Corp. and Devon Energy Corporation, which returned 73.64% and 65.06%, respectively. The worst performers were Affirm Holdings, Inc and AppLovin Corp., which returned -76.22% and -68.64%, respectively.

The U.S. equity market was volatile during the reporting period as inflation hit high levels resulting in the U.S. Federal Reserve raising interest rates. U.S. stocks were volatile during the early stages of the reporting period, in which the Fund’s strategy allocated between U.S. equities and U.S. treasuries many times, resulting in negative performance during the reporting period. Towards the end of the reporting period, amidst recessionary fears, the Fund’s strategy allocated into U.S. treasuries during a period of poor performance for U.S. equities, resulting in reporting period outperformance relative to broad U.S. equity indices, such as the S&P 500 Index. During the reporting period, the Fund maintained an average approximate sector exposure of 15% to Information Technology, 8% to Health Care, and 6% to Consumer Discretionary.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Adaptive U.S. Risk Management ETF	-4.28%	-4.61%	7.70%	7.58%
Adaptive Wealth Strategies U.S. Risk Management Index	-3.90%	-3.90%	7.67%	7.67%
S&P 500® Index	-9.21%	-9.21%	5.42%	5.42%

*The Fund commenced investment operations on January 12, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Adaptive Wealth Strategies U.S. Risk Management Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR ("U.S. Equity Position") or 100% exposure to the Solactive U.S. 1-3 Year Treasury Bond Index ("U.S. Treasury Position"). The Solactive U.S. 1-3 Year Treasury Bond Index is a rules-based, market value weighted index designed to track the performance of USD-denominated bonds issued by the U.S. Treasury with at least 1 year until maturity but less than 3 years until maturity, as of the selection date of the index. The Solactive GBS United States 500 Index TR is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals that have been developed based on historical data.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

Global X Founder-Run Companies ETF

The Global X Founder-Run Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company (collectively, "Founder-Run Companies"), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 29.64%, while the Index decreased 29.36%. The Fund had a net asset value of $34.44 per share on November 30, 2021 and ended the reporting period with a net asset value of $24.18 on November 30, 2022.

During the reporting period, the highest returns came from New Fortress Energy Inc and Steel Dynamics, Inc, which returned 106.87% and 76.97%, respectively. The worst performers were Carvana Co and Affirm Holdings, Inc, which returned -97.25% and -89.01%, respectively.

Founder-Run Companies came under pressure during the reporting period as the U.S. Federal Reserve (the "Federal Reserve") started raising interest rates to tame record-high inflation. Recession fears loomed on concerns about the Federal Reserve holding rates higher for longer periods, leading to the Fund’s negative performance during the reporting period. The Information technology sector, to which the Fund had its largest exposure, became less attractive to investors during the reporting period due to higher interest rates. Long incubation periods of tech companies also led investors to avoid Founder-Run Companies. The Financial sector, to which the Fund had significant exposure also suffered losses, as investors became increasingly concerned about a potential recession. Losses suffered by the Consumer Discretionary and Real Estate sectors, which are negatively affected by high inflation, and higher interest rates, also led to negative performance. During the reporting period, the Fund had an average approximate sector allocation of 27% to the Information Technology sector, 17% to the Health Care sector, and 16% to the Financials sector.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Founder-Run Companies ETF	-29.64%	-29.96%	6.25%	6.24%	7.87%	7.65%	9.51%	9.47%
Solactive U.S. Founder-Run Companies Index	-29.36%	-29.36%	6.72%	6.72%	8.41%	8.41%	10.09%	10.09%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	12.17%	12.17%

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

*The Fund commenced investment operations on February 13, 2017.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Solactive U.S. Founder-Run Companies Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

Schedule of Investments	november 30, 2022
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 80.6%
Global X Emerging Markets Bond ETF (A) (B)	355,878	$7,746,289
Global X Nasdaq 100 Covered Call ETF (A)	459,500	7,618,510
Global X SuperDividend® REIT ETF (A)	961,405	7,297,064
Global X U.S. Preferred ETF (A)	357,681	7,325,307
TOTAL EXCHANGE TRADED FUNDS
(Cost $37,822,185)		29,987,170
COMMON STOCK — 10.2%
Utilities — 10.2%
ALLETE	8,113	537,081
Avista	11,389	470,138
Duke Energy	4,386	438,293
Edison International	6,979	465,220
FirstEnergy	11,342	467,744
NorthWestern	8,633	504,254
OGE Energy	11,307	457,481
PPL	16,187	477,840
TOTAL COMMON STOCK
(Cost $3,299,337)		3,818,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 9.0%
Energy — 6.5%
Enterprise Products Partners	18,433	$457,323
Magellan Midstream Partners	9,288	489,477
MPLX	14,766	501,896
Sunoco	11,489	493,338
USA Compression Partners	27,031	496,559
		2,438,593
Industrials — 1.3%
Icahn Enterprises	9,004	460,825
Utilities — 1.2%
Suburban Propane Partners	27,734	456,502
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,936,621)		3,355,920
SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $205,279)	205,279	205,279
	Face Amount
REPURCHASE AGREEMENT(C) — 0.8%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $285,351
(collateralized by various U.S. Treasury
Obligations, ranging in par value $14,419
- $36,012, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$293,066)
(Cost $285,321)	$285,321	285,321
TOTAL INVESTMENTS — 101.2%
(Cost $43,548,743)		$37,651,741

Percentages are based on Net Assets of $37,216,373.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2022.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.
.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,987,170	$—	$—	$29,987,170
Common Stock	3,818,051	—	—	3,818,051
Master Limited Partnerships	3,355,920	—	—	3,355,920
Short-Term Investment	205,279	—	—	205,279
Repurchase Agreement	—	285,321	—	285,321
Total Investments in Securities	$37,366,420	$285,321	$—	$37,651,741

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2022:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/21	Cost	Sales	(Depreciation)	(Loss)	11/30/22	Income	Gains
Global X Emerging Markets Bond ETF
$7,042,394	$2,965,999	($1,012,836)	($1,177,922)	($71,346)	$7,746,289	$378,503	$—
Global X Nasdaq 100 Covered Call ETF
$7,381,232	$3,233,935	($887,288)	($2,120,232)	$10,863	$7,618,510	$949,657	$—
Global X SuperDividend® REIT ETF
$6,944,625	$2,561,423	($980,990)	($1,290,941)	$62,947	$7,297,064	$408,810	$21,312
Global X U.S. Preferred ETF
$7,090,553	$2,910,401	($1,137,516)	($1,458,490)	($79,641)	$7,325,307	$420,145	$—
Totals:
$28,458,804	$11,671,758	($4,018,630)	($6,047,585)	($77,177)	$29,987,170	$2,157,115	$21,312

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 2.1%
Interpublic Group	23,464	$806,223
Paramount Global, Cl B	23,948	480,876
		1,287,099
Consumer Discretionary — 10.7%
Best Buy	9,316	794,655
Darden Restaurants	5,664	832,551
Garmin	6,748	627,497
Genuine Parts	4,956	908,583
Hasbro	7,931	498,225
Ralph Lauren, Cl A	6,756	764,239
Tapestry	20,576	777,156
Target	4,529	756,660
Whirlpool	4,112	602,531
		6,562,097
Consumer Staples — 12.9%
Coca-Cola .	10,953	696,720
General Mills	9,890	843,617
J M Smucker	5,291	814,867
Kellogg	9,666	705,135
Kraft Heinz	17,971	707,159
Molson Coors Beverage, Cl B	12,862	708,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mondelez International, Cl A .	11,076	$748,848
PepsiCo	4,183	775,988
Procter & Gamble	4,749	708,361
Tyson Foods, Cl A	8,016	531,300
Walgreens Boots Alliance	16,209	672,674
		7,913,494
Energy — 7.8%
Baker Hughes, Cl A	19,113	554,659
Chevron	3,835	702,994
EOG Resources	4,693	666,077
Exxon Mobil	6,749	751,434
Marathon Petroleum	6,242	760,338
Phillips 66	6,382	692,064
Valero Energy	4,793	640,441
		4,768,007
Financials — 25.9%
Aflac	11,224	807,342
Allstate	5,032	673,785
American International Group	11,739	740,848
BlackRock, Cl A	1,020	730,320
CME Group, Cl A	3,124	551,386
Everest Re Group	2,254	761,717
Fifth Third Bancorp	17,506	636,518
Franklin Resources	25,532	684,513
Hartford Financial Services Group	9,136	697,716
Invesco	36,117	690,196
JPMorgan Chase	5,244	724,616
KeyCorp	35,099	660,212
Lincoln National	12,195	474,873
M&T Bank	3,808	647,436
Northern Trust	6,185	575,885
PNC Financial Services Group	3,940	662,945
Principal Financial Group	9,416	844,427
Prudential Financial	6,376	688,799
Regions Financial	31,275	725,893
State Street	9,575	762,840
Travelers	3,690	700,399
Truist Financial	13,723	642,374

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wells Fargo	15,569	$746,534
		15,831,574
Health Care — 8.6%
AbbVie	4,748	765,283
Bristol-Myers Squibb	8,958	719,148
CVS Health	7,255	739,140
Gilead Sciences	11,158	980,007
Johnson & Johnson	3,917	697,226
Pfizer	13,479	675,702
Viatris, Cl W	60,062	662,484
		5,238,990
Industrials — 13.3%
3M	4,944	622,796
Cummins	3,305	830,084
Fastenal	13,010	670,145
General Dynamics	3,017	761,461
Honeywell International	3,648	800,918
Illinois Tool Works	3,430	780,222
Norfolk Southern	2,934	752,571
Raytheon Technologies	7,079	698,839
Snap-On	3,226	776,176
Union Pacific	3,201	695,993
United Parcel Service, Cl B	3,906	741,085
		8,130,290
Information Technology — 9.6%
Broadcom	1,260	694,298
Cisco Systems	15,611	776,179
Corning	20,408	696,525
Hewlett Packard Enterprise	47,295	793,610
Juniper Networks	23,367	776,719
Paychex	5,603	694,940
QUALCOMM .	5,078	642,316
Texas Instruments	4,284	773,091
		5,847,678
Materials — 4.5%
Eastman Chemical	6,583	570,219
International Paper	14,918	553,756
LyondellBasell Industries, Cl A	6,636	564,126
Newmont	10,065	477,786

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	14,919	$565,729
		2,731,616
Real Estate — 2.3%
Mid-America Apartment Communities ‡	4,022	663,147
Regency Centers ‡	11,042	733,520
		1,396,667
Utilities — 2.1%
DTE Energy	5,272	611,605
PPL	23,864	704,465
		1,316,070
TOTAL COMMON STOCK
(Cost $58,195,509)		61,023,582
TOTAL INVESTMENTS — 99.8%
(Cost $58,195,509)		$61,023,582

Percentages are based on Net Assets of $61,156,104.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.2%
Financials — 1.0%
Aspen Insurance Holdings, 5.625%	180,812	$3,598,159
Aspen Insurance Holdings, 5.625%	183,117	3,647,690
RenaissanceRe Holdings, 5.750%	181,039	4,093,292
RenaissanceRe Holdings, 4.200%	377,123	6,724,103
SiriusPoint, 8.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 7.298% (A)	144,210	3,371,630
		21,434,874
Industrials — 0.2%
Triton International, 6.875%	107,643	2,585,585
Triton International, 5.750%	129,420	2,649,227
		5,234,812
TOTAL BERMUDA		26,669,686
CANADA— 1.1%
Financials — 0.4%
Brookfield Finance, 4.625%	302,020	5,107,158
Brookfield Finance I UK, 4.500%	169,967	2,709,274
		7,816,432
Utilities — 0.7%
Algonquin Power & Utilities, 6.200%, ICE
LIBOR USD 3 Month + 4.010% (A)	264,070	5,936,294
BIP Bermuda Holdings I, 5.125%	219,071	3,916,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Brookfield BRP Holdings Canada, 4.875%	185,940	$2,963,884
Brookfield BRP Holdings Canada, 4.625%	253,399	3,844,063
		16,661,230
TOTAL CANADA		24,477,662
CAYMAN ISLANDS— 0.0%
Industrials — 0.0%
FTAI Aviation, 8.250%, ICE LIBOR USD 3
Month + 6.886% (A)	245	5,295
TOTAL CAYMAN ISLANDS		5,295
NETHERLANDS— 0.6%
Financials — 0.6%
AEGON Funding, 5.100%	696,386	14,108,780
TOTAL NETHERLANDS		14,108,780
UNITED STATES— 96.6%
Communication Services — 6.5%
AT&T, 5.625% (B)	621,041	14,936,036
AT&T, 5.350%	995,058	22,687,322
AT&T, 5.000% (B)	903,172	17,837,647
AT&T, 4.750%	1,316,661	24,239,729
Paramount Global, 5.750% (B)	188,629	5,902,202
Qwest, 6.750% (B)	497,230	10,019,185
Qwest, 6.500%	735,950	13,924,174
Telephone and Data Systems, 6.625%	316,899	5,957,701
Telephone and Data Systems, 6.000%	520,020	8,725,936
United States Cellular, 6.250%	377,086	6,859,194
United States Cellular, 5.500%	377,230	6,216,750
United States Cellular, 5.500%	377,244	6,167,939
		143,473,815
Consumer Discretionary — 2.1%
Ford Motor, 6.200% (B)	564,664	13,845,561
Ford Motor, 6.000%	602,310	14,244,632
Qurate Retail, 8.000%	238,566	10,251,181
QVC, 6.375%	165,195	2,727,370
QVC, 6.250%	377,329	6,380,633
		47,449,377
Energy — 1.4%
Energy Transfer, 7.600%, ICE LIBOR USD 3
Month + 5.161% (A)	602,314	13,877,315
NuStar Energy, 10.249%, ICE LIBOR USD 3
Month + 6.766% (A)	163,682	3,920,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
NuStar Energy, 9.126%, ICE LIBOR USD 3
Month + 5.643% (A)	290,423	$6,226,669
NuStar Logistics, 10.813%, ICE LIBOR USD
3 Month + 6.734% (A)	303,432	7,628,280
		31,652,448
Financials — 69.4%
Affiliated Managers Group, 5.875%	218,330	5,004,124
Affiliated Managers Group, 4.750%	199,017	3,745,500
Affiliated Managers Group, 4.200%	147,922	2,492,486
Allstate, 5.625%	433,172	10,136,225
Allstate, 5.100%	865,471	18,815,340
Allstate, 4.750%	226,601	4,715,567
American Equity Investment Life Holding,
6.625%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 6.297% (A)	226,464	5,432,871
American Equity Investment Life Holding,
5.950%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 4.322% (A)	301,725	6,553,467
American Financial Group, 5.875%	89,202	2,117,656
American Financial Group, 5.125%	143,823	2,995,833
American International Group, 5.850%	376,795	8,896,130
Apollo Asset Management, 6.375%	226,446	5,679,266
Apollo Asset Management, 6.375%	200,789	4,931,378
Arch Capital Group, 5.450%	249,074	5,529,443
Arch Capital Group, 4.550%	377,017	7,253,807
Argo Group International Holdings, 7.000%,
US Treas Yield Curve Rate T Note Const
Mat 5 Yr + 6.712% (A)	111,526	2,344,277
Assurant, 5.250%	182,977	3,924,857
Athene Holding, 6.375%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
5.970% (A)	451,905	11,338,296
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	649,246	15,984,437
Athene Holding, 5.625% (B)	260,364	5,743,630
Athene Holding, 4.875%	433,452	7,979,851
Axis Capital Holdings, 5.500%	414,482	8,753,860
Bank of America, 7.250%	55,398	67,500,801
Bank of America, 6.450%, ICE LIBOR USD 3
Month + 1.327% (A)	756,120	19,054,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.000% (B)	971,917	$24,113,261
Bank of America, 5.875% (B)	615,187	15,115,145
Bank of America, 5.486%, ICE LIBOR USD 3
Month + 0.750% (A)	145,228	2,852,278
Bank of America, 5.386%, ICE LIBOR USD 3
Month + 0.650% (A)	206,884	3,922,521
Bank of America, 5.375%	1,006,168	22,598,533
Bank of America, 5.223%, ICE LIBOR USD 3
Month + 0.500% (A)	304,437	6,213,559
Bank of America, 5.000%	943,297	19,743,206
Bank of America, 4.956%, ICE LIBOR USD 3
Month + 0.350% (A)	229,352	4,600,801
Bank of America, 4.750%	504,632	10,082,547
Bank of America, 4.375%	792,396	14,675,174
Bank of America, 4.250%	936,338	16,713,633
Bank of America, 4.125%	659,401	11,664,804
Bank OZK, 4.625% (B)	253,760	4,242,867
Brighthouse Financial, 6.750% (B)	303,440	7,746,823
Brighthouse Financial, 6.600%	320,407	7,968,522
Brighthouse Financial, 5.375%	433,372	8,559,097
Brighthouse Financial, 4.625%	253,639	4,243,380
Cadence Bank, 5.500%	124,301	2,694,846
Capital One Financial, 5.000% (B)	1,128,635	21,929,378
Capital One Financial, 4.800%	940,810	17,235,639
Capital One Financial, 4.625% (B)	90,494	1,644,276
Capital One Financial, 4.375% (B)	508,665	8,845,684
Capital One Financial, 4.250%	320,831	5,396,377
Carlyle Finance, 4.625%	377,207	6,352,166
Charles Schwab, 5.950%	564,640	14,138,586
Charles Schwab, 4.450%	452,124	9,182,638
Citigroup Capital XIII, 10.785%, ICE LIBOR
USD 3 Month + 6.370% (A)	1,689,004	48,237,954
Citizens Financial Group, 6.350%, ICE LIBOR
USD 3 Month + 3.642% (A)	226,414	5,712,425
Citizens Financial Group, 5.000% (B)	339,361	6,848,305
Enstar Group, 7.000%	81,938	1,865,728
Enstar Group, 7.000%, ICE LIBOR USD 3
Month + 4.015% (A)	301,669	6,980,621
Equitable Holdings, 5.250%	602,446	12,560,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, ICE LIBOR
USD 3 Month + 3.710% (A)	339,109	$8,701,537
Fifth Third Bancorp, 4.950% (B)	180,777	3,848,742
First Citizens BancShares, 5.625%	146,866	3,021,034
First Citizens BancShares, 5.375% (B)	260,450	5,206,396
First Horizon, 4.700%	113,776	2,439,357
First Republic Bank, 5.500% (B)	218,358	5,050,621
First Republic Bank, 5.125%	143,827	3,100,910
First Republic Bank, 4.700% (B)	298,037	5,957,760
First Republic Bank, 4.500%	557,431	10,368,217
First Republic Bank, 4.250%	563,151	10,063,508
First Republic Bank, 4.125% (B)	377,169	6,551,426
First Republic Bank, 4.000%	565,090	9,516,116
Fulton Financial, 5.125%	143,877	2,969,621
Goldman Sachs Group, 6.375%, ICE LIBOR
USD 3 Month + 3.550% (A)	527,065	13,397,992
Goldman Sachs Group, 5.473%, ICE LIBOR
USD 3 Month + 0.750% (A)	143,697	2,796,344
Goldman Sachs Group, 5.342%, ICE LIBOR
USD 3 Month + 0.750% (A)	564,903	10,902,628
Goldman Sachs Group, 5.262%, ICE LIBOR
USD 3 Month + 0.670% (A)	1,015,908	19,607,024
Hancock Whitney, 6.250%	127,132	3,015,571
Hartford Financial Services Group, 6.000% (B)	260,215	6,500,171
Huntington Bancshares, 5.700%	126,258	2,853,431
Huntington Bancshares, 4.500%	377,058	7,020,820
JPMorgan Chase, 6.000% (B)	1,391,473	35,204,267
JPMorgan Chase, 5.750%	1,275,924	31,323,934
JPMorgan Chase, 4.750%	677,622	13,809,936
JPMorgan Chase, 4.625%	1,391,741	27,612,141
JPMorgan Chase, 4.550% (B)	1,128,634	22,008,363
JPMorgan Chase, 4.200% (B)	1,504,540	27,533,082
Kemper, 5.875%, US Treas Yield Curve Rate T
Note Const Mat 5 Yr + 4.140% (A)	107,542	2,141,161
KeyCorp, 6.125%, ICE LIBOR USD 3 Month
+ 3.892% (A)	376,762	9,355,000
KeyCorp, 5.650% (B)	320,441	7,594,452
KeyCorp, 5.625%	339,193	7,896,413
KKR Group Finance IX, 4.625%	377,094	6,912,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
M&T Bank, 5.625%, ICE LIBOR USD 3
Month + 4.020% (A)	182,493	$4,177,265
MetLife, 5.625% (B)	606,033	14,665,999
MetLife, 4.750%	752,786	15,356,834
MetLife, 4.293%, ICE LIBOR USD 3 Month +
1.000% (A)	452,075	9,837,152
Morgan Stanley, Ser F, 6.875%, ICE LIBOR
USD 3 Month + 3.940% (A)	639,787	16,231,396
Morgan Stanley, 6.375%, ICE LIBOR USD 3
Month + 3.708% (A) (B)	752,584	18,769,445
Morgan Stanley, 5.850%, ICE LIBOR USD 3
Month + 3.491% (A)	752,630	17,920,120
Morgan Stanley, 4.875% (B)	376,901	8,110,910
Morgan Stanley, 4.779%, ICE LIBOR USD 3
Month + 0.700% (A)	827,996	16,543,360
Morgan Stanley, 4.250%	978,403	17,650,390
Navient, 6.000%	218,468	4,065,690
New York Community Bancorp, 6.375%, ICE
LIBOR USD 3 Month + 3.821% (A)	388,058	9,313,392
New York Community Capital Trust V,
6.000%	53,923	2,329,420
Northern Trust, 4.700% (B)	301,731	6,366,524
Oaktree Capital Group, 6.625%	129,807	3,223,108
Oaktree Capital Group, 6.550%	171,776	4,242,867
PacWest Bancorp, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.820% (A)	386,686	9,922,363
Prospect Capital, 5.350%	106,913	1,820,728
Prudential Financial, 5.625%	425,627	10,061,822
Prudential Financial, 4.125% (B)	376,996	7,407,971
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A) (B)	376,708	9,749,203
Regions Financial, 5.700%, ICE LIBOR USD
3 Month + 3.148% (A) (B)	376,830	8,719,846
Regions Financial, 4.450%	301,861	5,653,857
Reinsurance Group of America, 7.663%, ICE
LIBOR USD 3 Month + 4.370% (A)	181,747	4,536,405
Reinsurance Group of America, 5.750%, ICE
LIBOR USD 3 Month + 4.040% (A)	301,562	7,632,534

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Signature Bank NY, 5.000%	550,039	$9,543,177
Silvergate Capital, 5.375%	142,959	2,028,588
State Street, 5.900%, ICE LIBOR USD 3
Month + 3.108% (A) (B)	564,660	13,726,885
State Street, 5.350%, ICE LIBOR USD 3
Month + 3.709% (A)	376,757	9,283,293
Stifel Financial, 6.250%	115,311	2,900,072
Stifel Financial, 6.125%	162,598	4,040,560
Stifel Financial, 4.500%	219,549	3,938,709
SVB Financial Group, 5.250% (B)	289,554	5,081,673
Synchrony Financial, 5.625% (B)	564,935	10,479,544
Synovus Financial, 5.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.127% (A)	264,018	6,362,834
Texas Capital Bancshares, 5.750% (B)	218,729	4,494,881
Truist Financial, 5.250% (B)	433,221	9,595,845
Truist Financial, 4.750% (B)	696,426	13,719,592
Unum Group, 6.250%	226,432	5,617,778
US Bancorp, 5.500% (B)	433,147	10,352,213
US Bancorp, 5.099%, ICE LIBOR USD 3
Month + 1.020% (A)	10,824	9,188,494
US Bancorp, 4.679%, ICE LIBOR USD 3
Month + 0.600% (A)	752,853	14,650,519
US Bancorp, 4.500% (B)	339,346	6,848,002
US Bancorp, 4.000%	564,996	10,119,078
US Bancorp, 3.750%	377,177	6,374,291
Voya Financial, 5.350%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 3.210% (A)	218,172	4,782,330
W R Berkley, 5.700%	135,893	3,266,868
W R Berkley, 5.100%	218,625	4,890,641
Washington Federal, 4.875%	218,955	4,129,491
Wells Fargo, 7.500%	74,589	88,771,352
Wells Fargo, 6.625%, ICE LIBOR USD 3
Month + 3.690% (A) (B)	632,258	16,084,644
Wells Fargo, 5.625%	519,626	11,852,669
Wells Fargo, 4.750%	1,513,913	28,446,425
Wells Fargo, 4.700%	880,627	16,388,468
Wells Fargo, 4.375%	790,518	13,913,117
Wells Fargo, 4.250% (B)	940,897	15,976,431
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Western Alliance Bancorp, 4.250%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
3.452% (A)	218,497	$4,675,836
Wintrust Financial, 6.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
6.507% (A)	216,990	5,468,148
		1,537,186,256
Industrials — 1.4%
Air Lease, 6.150%, ICE LIBOR USD 3 Month
+ 3.650% (A)	182,594	4,345,737
Pitney Bowes, 6.700%	320,749	5,847,254
RBC Bearings, 5.000%	86,638	10,031,814
WESCO International, 10.625%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
10.325% (A)	406,960	11,150,704
		31,375,509
Real Estate — 5.5%
Agree Realty, 4.250% ‡	130,269	2,273,194
Brookfield Property Partners, 6.375%	180,256	3,062,549
Brookfield Property Partners, 5.750%	207,222	3,100,041
Brookfield Property Preferred, 6.250%	505,843	8,472,870
Digital Realty Trust, 5.250% ‡ (B)	143,824	3,120,981
Digital Realty Trust, 5.200% ‡	260,393	5,585,430
Diversified Healthcare Trust, 5.625% ‡	257,864	3,102,104
EPR Properties, 5.750% ‡	111,761	2,035,168
Federal Realty Investment Trust, 5.000% ‡	107,441	2,243,368
Global Net Lease, 6.875% ‡	83,635	1,824,916
Hudson Pacific Properties, 4.750% ‡	307,898	4,067,333
Kimco Realty, 5.250% ‡	191,439	4,045,106
Kimco Realty, 5.125% ‡	162,277	3,393,212
Office Properties Income Trust, 6.375% ‡	116,057	2,122,683
Public Storage, 5.600% ‡	215,156	5,269,170
Public Storage, 5.150% ‡	204,264	4,589,812
Public Storage, 5.050% ‡	218,494	4,937,964
Public Storage, 4.875% ‡	230,161	4,948,462
Public Storage, 4.750% ‡	144,699	3,024,209
Public Storage, 4.700% ‡ (B)	189,136	3,873,505
Public Storage, 4.625% ‡	425,799	8,584,108
Public Storage, 4.125% ‡	166,018	2,950,140
Public Storage, 4.100% ‡	180,372	3,234,070
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 4.000% ‡	328,264	$5,747,903
Public Storage, 4.000% ‡	455,117	7,959,996
Public Storage, 3.950% ‡	102,659	1,752,389
RLJ Lodging Trust, 1.950% ‡	242,922	6,000,173
Vornado Realty Trust, 5.400% ‡	216,703	3,597,270
Vornado Realty Trust, 5.250% ‡	230,606	3,761,184
Vornado Realty Trust, 4.450% ‡	219,925	3,305,473
		121,984,783
Utilities — 10.3%
AES, 6.875%	196,219	20,145,805
CMS Energy, 5.875%	474,518	11,027,798
CMS Energy, 5.875%	204,080	4,804,043
CMS Energy, 5.625%	144,071	3,299,226
CMS Energy, 4.200%	166,018	2,985,004
DTE Energy, 5.250%	301,667	6,865,941
DTE Energy, 4.375%	205,127	3,881,003
Duke Energy, 5.750%	752,607	18,461,450
Duke Energy, 5.625%	376,766	9,185,555
Entergy Arkansas, 4.875%	309,278	6,550,508
Entergy Louisiana, 4.875%	196,902	4,298,371
Entergy Mississippi, 4.900%	190,151	4,189,027
NextEra Energy Capital Holdings, 5.650%	517,699	12,854,466
NiSource, 7.750%	162,291	17,172,011
NiSource, 6.500%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.632% (A)	376,768	9,238,351
SCE Trust II, 5.100%	161,626	2,996,546
SCE Trust III, 5.750%, ICE LIBOR USD 3
Month + 2.990% (A)	199,254	4,078,729
SCE Trust IV, 5.375%, ICE LIBOR USD 3
Month + 3.132% (A)	236,988	4,417,456
SCE Trust V, 5.450%, ICE LIBOR USD 3
Month + 3.790% (A)	218,747	4,320,253
SCE Trust VI, 5.000%	358,306	6,428,010
Sempra Energy, 5.750%	570,379	13,329,757
South Jersey Industries, 8.750%	126,241	8,727,040
South Jersey Industries, 5.625%	143,506	2,482,654
Southern, 5.250%	339,211	7,805,245
Southern, 4.950%	752,789	15,349,368
Southern, 4.200% (B)	564,938	10,598,237
Spire, 5.900%	182,531	4,274,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 2.134%, US Treas
Yield Curve Rate T Note Const Mat 30 Yr +
0.940% (A)	186,889	$4,003,162
UGI, 7.250%	39,941	3,524,793
		227,294,685
TOTAL UNITED STATES		2,140,416,873
TOTAL PREFERRED STOCK
(Cost $2,600,392,645)		2,205,678,296
	Face Amount
U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bill
3.410%, 12/01/22(C)
(Cost $26,150,000)	$26,150,000	26,150,000
	Shares
SHORT-TERM INVESTMENT(D)(E) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $13,567,592)	13,567,592	13,567,592
	Face Amount
REPURCHASE AGREEMENT(D) — 0.9%
BNP Paribas
3.730%, dated 11/30/2022, to be
repurchased on 12/01/2022, repurchase price
$18,859,828 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$953,028 - $2,380,158, 1.625% - 2.500%,
5/15/2024 - 5/15/2031, with a total market
value of $19,369,661)
(Cost $18,857,874)	$18,857,874	18,857,874
TOTAL INVESTMENTS — 102.2%
(Cost $2,658,968,111)		$2,264,253,762

Percentages are based on Net Assets of $2,214,461,295.

‡ Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at November 30, 2022.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security was purchased with cash collateral held from securities on loan.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,205,678,296	$—	$—	$2,205,678,296
U.S. Treasury Obligation	—	26,150,000	—	26,150,000
Short-Term Investment	13,567,592	—	—	13,567,592
Repurchase Agreement	—	18,857,874	—	18,857,874
Total Investments in Securities	$2,219,245,888	$45,007,874	$—	$2,264,253,762

See "Glossary" for abbreviations.

Amounts designated as “—“ are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA— 0.7%
Financials — 0.7%
SiriusPoint, 8.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 7.298% (A)	84,904	$1,985,056
TOTAL BERMUDA		1,985,056
CANADA— 1.2%
Utilities — 1.2%
Algonquin Power & Utilities, 6.200%, ICE
LIBOR USD 3 Month + 4.010% (A)	148,987	3,349,228
TOTAL CANADA		3,349,228
UNITED STATES— 97.8%
Consumer Staples — 3.4%
CHS, Ser 2, 7.100%, ICE LIBOR USD 3
Month + 4.298% (A)	178,973	4,483,274
CHS, Ser 3, 6.750%, ICE LIBOR USD 3
Month + 4.155% (A)	209,956	5,257,298
		9,740,572
Energy — 6.3%
Energy Transfer, 7.600%, ICE LIBOR USD 3
Month + 5.161% (A)	341,331	7,864,266
NuStar Energy, 10.249%, ICE LIBOR USD 3
Month + 6.766% (A)	96,256	2,305,331
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
NuStar Energy, 9.126%, ICE LIBOR USD 3
Month + 5.643% (A)	163,937	$3,514,810
NuStar Logistics, 10.813%, ICE LIBOR USD
3 Month + 6.734% (A)	171,494	4,311,359
		17,995,766
Financials — 84.1%
ACRES Commercial Realty, 8.625%, ICE
LIBOR USD 3 Month + 5.927% ‡,(A)	50,664	1,092,822
AGNC Investment, 6.875%, ICE LIBOR USD
3 Month + 4.332% ‡,(A)	99,775	2,094,277
AGNC Investment, 6.500%, ICE LIBOR USD
3 Month + 4.993% ‡,(A)	171,395	3,698,704
AGNC Investment, 6.125%, ICE LIBOR USD
3 Month + 4.697% ‡,(A)	245,075	5,041,193
American Equity Investment Life Holding,
6.625%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 6.297% (A)	127,647	3,062,251
American Equity Investment Life Holding,
5.950%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 4.322% (A)	170,330	3,699,568
Annaly Capital Management, 8.667%, ICE
LIBOR USD 3 Month + 4.993% ‡,(A)	307,179	7,495,168
Annaly Capital Management, 6.750%, ICE
LIBOR USD 3 Month + 4.989% ‡,(A)	188,540	4,328,878
Arbor Realty Trust, 6.250%, U.S. SOFR +
5.440% ‡,(A)	118,449	2,357,135
Argo Group International Holdings, 7.000%,
US Treas Yield Curve Rate T Note Const
Mat 5 Yr + 6.712% (A)	63,479	1,334,329
Athene Holding, 6.375%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
5.970% (A)	246,851	6,193,492
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	355,052	8,741,380
Bank of America, 6.450%, ICE LIBOR USD 3
Month + 1.327% (A)	444,522	11,201,954
Bank of America, 5.223%, ICE LIBOR USD 3
Month + 0.500% (A)	178,056	3,634,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.956%, ICE LIBOR USD 3
Month + 0.350% (A)	133,796	$2,683,948
Chimera Investment, 8.000%, ICE LIBOR
USD 3 Month + 5.379% ‡,(A)	84,807	1,711,405
Chimera Investment, 8.000%, ICE LIBOR
USD 3 Month + 5.791% ‡,(A)	138,262	2,967,102
Chimera Investment, 7.750%, ICE LIBOR
USD 3 Month + 4.743% ‡,(A)	110,391	2,089,702
Citizens Financial Group, 6.350%, ICE LIBOR
USD 3 Month + 3.642% (A)	127,676	3,221,265
Enstar Group, 7.000%, ICE LIBOR USD 3
Month + 4.015% (A)	170,363	3,942,200
Fifth Third Bancorp, 6.625%, ICE LIBOR
USD 3 Month + 3.710% (A)	191,802	4,921,639
Goldman Sachs Group, 6.375%, ICE LIBOR
USD 3 Month + 3.550% (A)	296,173	7,528,718
Goldman Sachs Group, 5.342%, ICE LIBOR
USD 3 Month + 0.750% (A)	317,186	6,121,690
Goldman Sachs Group, 5.262%, ICE LIBOR
USD 3 Month + 0.670% (A)	571,492	11,029,796
Granite Point Mortgage Trust, 7.000%, U.S.
SOFR + 5.830% ‡,(A)	87,207	1,643,852
Kemper, 5.875%, US Treas Yield Curve Rate T
Note Const Mat 5 Yr + 4.140% (A)	63,434	1,262,971
KeyCorp, 6.125%, ICE LIBOR USD 3 Month
+ 3.892% (A)	213,146	5,292,415
M&T Bank, 5.625%, ICE LIBOR USD 3
Month + 4.020% (A)	106,269	2,432,497
MetLife, 4.293%, ICE LIBOR USD 3 Month +
1.000% (A)	255,797	5,566,143
MFA Financial, 6.500%, ICE LIBOR USD 3
Month + 5.345% ‡,(A)	116,799	2,123,406
Morgan Stanley, Ser F, 6.875%, ICE LIBOR
USD 3 Month + 3.940% (A)	245,909	6,238,711
Morgan Stanley, 6.375%, ICE LIBOR USD 3
Month + 3.708% (A)	289,387	7,217,312
Morgan Stanley, 5.850%, ICE LIBOR USD 3
Month + 3.491% (A)	289,360	6,889,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.779%, ICE LIBOR USD 3
Month + 0.700% (A)	318,235	$6,358,335
New York Community Bancorp, 6.375%, ICE
LIBOR USD 3 Month + 3.821% (A)	219,542	5,269,008
New York Mortgage Trust, 8.000%, ICE
LIBOR USD 3 Month + 5.695% ‡,(A)	64,747	1,294,940
PacWest Bancorp, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.820% (A)	218,832	5,615,229
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A)	213,177	5,517,021
Regions Financial, 5.700%, ICE LIBOR USD
3 Month + 3.148% (A)	213,105	4,931,250
Reinsurance Group of America, 7.663%, ICE
LIBOR USD 3 Month + 4.370% (A)	105,880	2,642,765
Reinsurance Group of America, 5.750%, ICE
LIBOR USD 3 Month + 4.040% (A)	170,426	4,313,482
Rithm Capital, 7.500%, ICE LIBOR USD 3
Month + 5.802% ‡,(A)	65,711	1,360,218
Rithm Capital, 7.125%, ICE LIBOR USD 3
Month + 5.640% ‡,(A)	120,069	2,485,428
Rithm Capital, 7.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	198,032	3,827,958
Rithm Capital, 6.375%, ICE LIBOR USD 3
Month + 4.969% ‡,(A)	171,272	3,115,438
State Street, 5.900%, ICE LIBOR USD 3
Month + 3.108% (A)	319,988	7,778,908
State Street, 5.350%, ICE LIBOR USD 3
Month + 3.709% (A)	213,148	5,251,967
Synovus Financial, 5.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.127% (A)	149,018	3,591,334
Two Harbors Investment, 7.625%, ICE LIBOR
USD 3 Month + 5.352% ‡,(A)	122,156	2,295,311
Two Harbors Investment, 7.250%, ICE LIBOR
USD 3 Month + 5.011% ‡,(A)	125,364	2,412,003
US Bancorp, 4.679%, ICE LIBOR USD 3
Month + 0.600% (A)	426,688	8,303,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Voya Financial, 5.350%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 3.210% (A)	127,603	$2,797,058
Wells Fargo, 6.625%, ICE LIBOR USD 3
Month + 3.690% (A)	358,474	9,119,579
Western Alliance Bancorp, 4.250%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
3.452% (A)	127,591	2,730,447
		239,870,735
Industrials — 2.2%
WESCO International, 10.625%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
10.325% (A)	230,420	6,313,508
Utilities — 1.8%
NiSource, 6.500%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.632% (A)	213,142	5,226,242
TOTAL UNITED STATES		279,146,823
TOTAL PREFERRED STOCK
(Cost $297,157,446)		284,481,107
	Face Amount
U.S. TREASURY OBLIGATION — 4.8%
U.S. Treasury Bill
3.412%, 12/01/22(B)
(Cost $13,790,000)	$13,790,000	13,790,000
TOTAL INVESTMENTS — 104.5%
(Cost $310,947,446)		$298,271,107

Percentages are based on Net Assets of $285,388,832.

‡	Real Estate Investment Trust
(A)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Interest rate represents the security's effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Variable Rate Preferred ETF

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$284,481,107	$—	$—	$284,481,107
U.S. Treasury Obligation	—	13,790,000	—	13,790,000
Total Investments in Securities	$284,481,107	$13,790,000	$—	$298,271,107

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 95.6%
Energy — 95.6%
Cheniere Energy Partners .	2,086,652	$129,539,356
Crestwood Equity Partners	2,312,069	68,483,484
DCP Midstream .	1,753,909	68,998,780
Delek Logistics Partners	1,234,926	63,228,211
Energy Transfer .	13,044,097	163,572,976
Enterprise Products Partners .	6,883,842	170,788,120
Genesis Energy (A)	6,326,317	66,869,171
Green Plains Partners .	100	1,239
Holly Energy Partners .	3,623,962	67,840,569
Magellan Midstream Partners .	2,471,875	130,267,812
Martin Midstream Partners .	100	327
MPLX	4,344,337	147,664,015
NGL Energy Partners *	50,000	58,500
NuStar Energy .	4,326,317	70,648,757
Plains All American Pipeline	8,112,547	100,757,834
Western Midstream Partners .	2,467,275	69,034,354
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $839,722,930)		1,317,753,505
COMMON STOCK — 5.5%
Energy — 5.5%
EnLink Midstream .	2,894,096	37,218,074
Hess Midstream, Cl A	1,242,925	38,816,548
Phillips 66 .	100	10,844
USD Partners	100	318
TOTAL COMMON STOCK
(Cost $49,364,321)		76,045,784
TOTAL INVESTMENTS — 101.1%
(Cost $889,087,251)		$1,393,799,289

Percentages are based on Net Assets of $1,378,278,772.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X MLP ETF

* Non-income producing security.

(A) Affiliated investment.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2022:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/21	Cost	Sales	(Depreciation)	(Loss)	11/30/22	Income	Gains
Genesis Energy
$43,225,217	$44,075,173	($22,954,659)	$2,644,350	($120,910)	$66,869,171	$ —	$ —
Totals:
$43,225,217	$44,075,173	($22,954,659)	$2,644,350	($120,910)	$66,869,171	$ —	$ —

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.7%
CANADA — 21.8%
Energy — 21.8%
Enbridge	2,383,653	$98,421,033
Pembina Pipeline .	1,366,809	49,861,192
TC Energy	2,012,629	89,521,738
TOTAL CANADA		237,803,963
UNITED STATES — 53.9%
Energy — 53.9%
Antero Midstream .	3,098,331	35,104,090
Archrock .	1,292,519	11,257,840
Cheniere Energy .	517,210	90,697,946
DT Midstream .	799,645	48,242,583
EnLink Midstream .	2,376,293	30,559,128
Equitrans Midstream .	4,140,059	34,735,095
Hess Midstream, Cl A (A)	409,133	12,777,224
Kinder Morgan .	4,010,977	76,689,880
Kinetik Holdings, Cl A (A)	133,327	4,537,118
ONEOK .	1,064,838	71,258,959
Plains GP Holdings, Cl A	1,816,766	24,035,814
Targa Resources	648,113	48,213,126
Williams	2,838,585	98,498,899
TOTAL UNITED STATES		586,607,702
TOTAL COMMON STOCK
(Cost $649,250,625)		824,411,665
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 24.2%
UNITED STATES— 24.2%
Energy — 24.2%
Cheniere Energy Partners .	482,302	$29,941,308
Crestwood Equity Partners	285,296	8,450,468
DCP Midstream .	291,977	11,486,375
Delek Logistics Partners	31,686	1,622,323
Energy Transfer .	3,993,819	50,082,490
Enterprise Products Partners .	1,931,836	47,928,851
Holly Energy Partners .	148,999	2,789,261
Magellan Midstream Partners .	694,289	36,589,031
MPLX	1,117,111	37,970,603
Plains All American Pipeline	1,511,414	18,771,762
Western Midstream Partners	660,965	18,493,801
TOTAL UNITED STATES		264,126,273
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $160,972,205)		264,126,273
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $1,438,449)	1,438,449	1,438,449
	Face Amount
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $1,999,537
(collateralized by various U.S. Treasury
Obligations, ranging in par value $101,041
- $252,347, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$2,053,592)
(Cost $1,999,330)	$1,999,330	1,999,330
TOTAL INVESTMENTS — 100.2%
(Cost $813,660,609)		$1,091,975,717

Percentages are based on Net Assets of $1,090,000,115.

(A)	This security or a partial position of this security is on loan at November 30, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X MLP & Energy Infrastructure ETF

(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$824,411,665	$—	$—	$824,411,665
Master Limited Partnerships	264,126,273	—	—	264,126,273
Short-Term Investment	1,438,449	—	—	1,438,449
Repurchase Agreement	—	1,999,330	—	1,999,330
Total Investments in Securities	$1,089,976,387	$1,999,330	$—	$1,091,975,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.5%
Financials — 0.5%
Toronto-Dominion Bank	47,556	$3,173,887
UNITED STATES — 99.3%
Communication Services — 6.5%
Alphabet, Cl A *	159,662	16,124,265
AT&T	166,037	3,201,193
Comcast, Cl A	96,325	3,529,348
Meta Platforms, Cl A *	23,064	2,723,859
Netflix *	10,597	3,237,702
Omnicom Group .	41,957	3,346,490
Take-Two Interactive Software *	23,731	2,508,129
T-Mobile US *	21,485	3,254,118
Verizon Communications	83,223	3,244,033
Walt Disney *	29,413	2,878,650
		44,047,787
Consumer Discretionary — 9.8%
Amazon.com *	121,397	11,719,666
Best Buy	46,922	4,002,447
BorgWarner .	85,711	3,643,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	77,388	$3,516,511
Etsy *	29,324	3,873,407
Home Depot .	10,570	3,424,574
Lear .	22,673	3,270,354
Lowe's	15,956	3,391,448
Lululemon Athletica *	9,943	3,781,422
Marriott International, Cl A	19,312	3,193,239
NIKE, Cl B	34,014	3,730,996
Starbucks	36,142	3,693,712
Target	18,498	3,090,461
Tesla *	23,710	4,616,337
Tractor Supply .	14,402	3,259,317
VF .	107,442	3,526,246
		65,733,712
Consumer Staples — 9.3%
Campbell Soup .	59,160	3,175,117
Church & Dwight	40,360	3,304,273
Clorox	21,604	3,211,435
Coca-Cola .	51,998	3,307,593
Colgate-Palmolive	41,563	3,220,301
Costco Wholesale	6,025	3,248,981
Estee Lauder, Cl A .	15,212	3,586,838
General Mills	38,566	3,289,680
Hershey	12,907	3,035,339
Hormel Foods	66,300	3,116,100
J M Smucker .	20,633	3,177,688
Kellogg .	40,917	2,984,895
Kimberly-Clark	25,836	3,504,137
Kroger	68,052	3,347,478
McCormick .	40,190	3,423,384
Mondelez International, Cl A .	50,960	3,445,406
PepsiCo	16,846	3,125,101
Procter & Gamble .	23,138	3,451,264
Walgreens Boots Alliance	86,293	3,581,160
		62,536,170
Energy — 3.7%
Chevron .	17,293	3,169,980
ConocoPhillips .	23,918	2,954,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Devon Energy	39,782	$2,725,863
EOG Resources	22,230	3,155,104
Hess	21,971	3,161,847
ONEOK .	52,106	3,486,933
Phillips 66 .	29,814	3,233,030
Valero Energy .	23,163	3,095,040
		24,981,909
Financials — 11.4%
Aflac	48,375	3,479,614
Allstate	23,974	3,210,119
American Express .	21,134	3,330,507
Bank of America	85,353	3,230,611
Bank of New York Mellon	73,296	3,364,286
Capital One Financial	30,683	3,167,713
Citigroup	67,398	3,262,737
CME Group, Cl A .	17,405	3,071,982
FactSet Research Systems .	7,302	3,368,340
Hartford Financial Services Group .	43,177	3,297,427
JPMorgan Chase .	24,461	3,380,021
MetLife .	43,146	3,309,298
Moody's .	12,218	3,644,263
Morgan Stanley	36,667	3,412,598
Nasdaq	50,934	3,486,942
Northern Trust .	37,446	3,486,597
PNC Financial Services Group	18,689	3,144,611
Principal Financial Group	37,405	3,354,480
Progressive	24,288	3,209,659
Prudential Financial .	29,898	3,229,881
S&P Global .	9,961	3,514,241
T Rowe Price Group	28,675	3,581,794
US Bancorp .	72,781	3,303,530
		76,841,251
Health Care — 16.1%
Abbott Laboratories .	30,452	3,276,026
AbbVie	19,838	3,197,489
Agilent Technologies	22,627	3,506,733
Amgen .	11,455	3,280,712
Becton Dickinson	13,292	3,314,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	10,901	$3,326,658
Boston Scientific *	73,038	3,306,430
Bristol-Myers Squibb	41,012	3,292,443
Cigna .	9,751	3,207,006
CVS Health .	31,575	3,216,861
Danaher	11,892	3,251,392
Edwards Lifesciences *	35,243	2,722,522
Elevance Health	5,683	3,028,584
Eli Lilly	8,605	3,193,144
Gilead Sciences	43,387	3,810,680
Humana	5,738	3,155,326
Intuitive Surgical *	13,592	3,675,141
IQVIA Holdings *	16,671	3,634,612
Johnson & Johnson .	17,853	3,177,834
Laboratory Corp of America Holdings	13,941	3,355,599
Merck .	30,741	3,385,199
Mettler-Toledo International *	2,516	3,697,413
Pfizer	65,733	3,295,195
Quest Diagnostics .	21,540	3,270,418
Regeneron Pharmaceuticals *	4,062	3,053,406
ResMed	13,267	3,054,064
Stryker .	13,575	3,175,057
Thermo Fisher Scientific	5,929	3,321,544
UnitedHealth Group	6,646	3,640,413
Vertex Pharmaceuticals *	9,641	3,050,412
Waters *	10,417	3,610,532
West Pharmaceutical Services	12,652	2,968,918
Zoetis, Cl A .	20,030	3,087,424
		108,539,414
Industrials — 8.0%
3M	25,287	3,185,403
Caterpillar .	15,650	3,699,817
CH Robinson Worldwide	31,697	3,176,673
Cummins	12,819	3,219,620
Deere .	7,756	3,420,396
Expeditors International of Washington .	31,974	3,710,902
Honeywell International .	16,018	3,516,752
Illinois Tool Works	14,911	3,391,805
Leidos Holdings	31,158	3,406,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	12,726	$3,362,464
Southwest Airlines *	88,777	3,543,090
Union Pacific	15,472	3,364,077
United Parcel Service, Cl B .	17,865	3,389,526
Verisk Analytics, Cl A .	17,667	3,245,605
Waste Management .	18,398	3,085,713
WW Grainger .	5,703	3,439,251
		54,157,598
Information Technology — 28.0%
Adobe *	9,465	3,264,762
Advanced Micro Devices *	50,993	3,958,587
Akamai Technologies *	34,649	3,286,804
Analog Devices	20,710	3,560,256
Apple .	251,046	37,162,339
Applied Materials .	35,240	3,862,304
Arista Networks *	27,033	3,765,697
Autodesk *	14,453	2,918,783
Automatic Data Processing	12,637	3,337,937
Block, Cl A *	52,527	3,559,755
Cadence Design Systems *	18,679	3,213,535
CDW	17,755	3,349,303
Cisco Systems	67,959	3,378,922
Cognizant Technology Solutions, Cl A	49,268	3,064,962
Dell Technologies, Cl C	80,294	3,596,368
F5 *	19,615	3,032,675
HP	110,643	3,323,716
HubSpot *	11,296	3,423,027
Intuit .	6,954	2,834,381
Jack Henry & Associates .	15,827	2,996,842
Keysight Technologies *	17,691	3,200,125
Lam Research	8,026	3,791,322
Mastercard, Cl A .	9,795	3,490,938
Microsoft	118,166	30,148,873
Motorola Solutions	12,738	3,467,284
NVIDIA .	23,758	4,020,566
ON Semiconductor *	45,802	3,444,310
Oracle .	41,464	3,442,756
Paychex	26,226	3,252,811
Paycom Software *	9,315	3,158,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PayPal Holdings *	35,927	$2,817,036
Salesforce *	18,632	2,985,778
ServiceNow *	8,169	3,400,755
Synopsys *	9,920	3,368,237
Texas Instruments .	18,838	3,399,506
Trimble *	53,358	3,188,141
Visa, Cl A .	15,698	3,406,466
Workday, Cl A *	20,417	3,428,014
		188,302,590
Materials — 1.4%
Avery Dennison .	17,243	3,333,589
Ecolab	20,169	3,021,921
Steel Dynamics	31,096	3,231,808
		9,587,318
Real Estate — 2.6%
American Tower ‡	16,147	3,572,524
CBRE Group, Cl A *	42,874	3,412,770
Equinix ‡	5,633	3,890,431
Jones Lang LaSalle *	18,801	3,161,764
ProLogis ‡	28,959	3,411,081
		17,448,570
Utilities — 2.5%
American Water Works	22,014	3,340,845
Duke Energy	33,753	3,372,937
Exelon	81,192	3,358,913
NextEra Energy .	40,851	3,460,080
WEC Energy Group .	34,503	3,420,627
		16,953,402
TOTAL UNITED STATES		669,129,721
TOTAL COMMON STOCK
(Cost $656,094,924)		672,303,608
TOTAL INVESTMENTS — 99.8%
(Cost $656,094,924)		$672,303,608

Percentages are based on Net Assets of $673,732,735.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Conscious Companies ETF

* Non-income producing security.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Communication Services — 5.0%
Activision Blizzard .	34,413	$2,544,841
AT&T	118,051	2,276,023
Charter Communications, Cl A *	380	148,690
Electronic Arts	8,741	1,143,148
TEGNA	20,721	409,033
T-Mobile US *	1,258	190,537
Verizon Communications	58,837	2,293,466
		9,005,738
Consumer Discretionary — 3.9%
AutoZone *	521	1,343,659
Dollar General .	1,338	342,100
Dollar Tree *	4,271	641,889
Domino's Pizza .	378	146,940
Genuine Parts .	2,922	535,690
H&R Block .	5,588	244,251
Hasbro .	1,846	115,966
McDonald's .	9,909	2,703,076
Murphy USA .	723	213,871
O'Reilly Automotive *	212	183,282
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	3,280	$422,005
		6,892,729
Consumer Staples — 11.1%
Archer-Daniels-Midland	11,165	1,088,588
Campbell Soup .	3,815	204,751
Church & Dwight	1,630	133,448
Coca-Cola .	91,851	5,842,642
Constellation Brands, Cl A	590	151,837
Costco Wholesale	1,617	871,967
Flowers Foods .	92,422	2,777,281
General Mills	11,297	963,634
Hershey	5,072	1,192,782
Hormel Foods	3,725	175,075
J M Smucker .	1,784	274,754
Kellogg .	4,909	358,112
Kroger	13,544	666,229
Lamb Weston Holdings .	3,440	298,936
Mondelez International, Cl A .	2,004	135,490
PepsiCo	8,334	1,546,040
Post Holdings *	1,098	102,784
Procter & Gamble .	890	132,752
Walmart	18,563	2,829,373
		19,746,475
Energy — 14.4%
Antero Resources *	6,685	244,337
APA .	5,882	275,572
Cheniere Energy .	5,329	934,493
Chesapeake Energy .	3,529	365,252
Chevron .	27,766	5,089,785
Chord Energy .	792	120,804
ConocoPhillips .	27,224	3,362,436
Coterra Energy	16,055	448,095
Devon Energy	14,892	1,020,400
DT Midstream .	1,651	99,605
EOG Resources	10,651	1,511,696
EQT .	12,340	523,339
Exxon Mobil	41,221	4,589,546
Hess	4,438	638,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
HF Sinclair .	2,469	$153,917
Marathon Oil .	13,414	410,871
Marathon Petroleum	11,134	1,356,233
Murphy Oil	2,182	102,990
Occidental Petroleum .	27,377	1,902,428
PBF Energy, Cl A	2,508	99,743
Pioneer Natural Resources	3,869	913,045
SM Energy .	1,800	77,598
Southwestern Energy *	18,042	124,851
Targa Resources	3,179	236,486
Texas Pacific Land	118	305,920
Valero Energy .	6,476	865,323
		25,773,438
Financials — 8.9%
AGNC Investment ‡	73,736	736,623
Allstate	1,099	147,156
Annaly Capital Management ‡	11,796	255,619
Aon, Cl A .	517	159,381
Arthur J Gallagher	13,914	2,770,416
Berkshire Hathaway, Cl B *	6,530	2,080,458
Cullen .	934	135,495
CVB Financial	8,009	229,698
FactSet Research Systems .	385	177,597
First Horizon .	95,701	2,378,170
Intercontinental Exchange .	1,286	139,287
Kinsale Capital Group .	531	163,659
LPL Financial Holdings	1,452	343,703
M&T Bank .	2,591	440,522
Marsh & McLennan .	15,776	2,732,088
Nasdaq	3,039	208,050
Progressive	15,267	2,017,534
Unum Group	4,322	182,302
W R Berkley	6,756	515,348
White Mountains Insurance Group	85	115,503
		15,928,609
Health Care — 29.9%
AbbVie	29,992	4,834,110
Acadia Healthcare *	2,128	189,520
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A .	3,736	$637,698
Apellis Pharmaceuticals *	2,207	110,195
Baxter International	2,067	116,847
Becton Dickinson	562	140,129
Bristol-Myers Squibb	74,016	5,942,004
Cardinal Health	6,784	543,873
Centene *	11,532	1,003,861
Cigna .	8,761	2,881,405
CVS Health .	21,724	2,213,241
Elevance Health	4,543	2,421,056
Eli Lilly	14,010	5,198,831
Gilead Sciences	2,702	237,317
Ionis Pharmaceuticals *	2,433	99,242
Johnson & Johnson .	14,955	2,661,990
Karuna Therapeutics *	455	107,066
Lantheus Holdings *	3,251	201,822
McKesson .	6,894	2,631,302
Medtronic	1,392	110,024
Merck .	60,434	6,654,992
Pfizer	21,654	1,085,515
Premier, Cl A .	74,188	2,474,170
QIAGEN *	37,763	1,870,779
Quest Diagnostics .	2,387	362,418
Regeneron Pharmaceuticals *	1,981	1,489,118
Sarepta Therapeutics *	1,660	203,865
United Therapeutics *	702	196,483
UnitedHealth Group	7,898	4,326,208
Vertex Pharmaceuticals *	7,535	2,384,074
		53,329,155
Industrials — 7.5%
CACI International, Cl A *	621	193,938
Carlisle	1,151	302,840
Fluor *	2,402	80,731
FTI Consulting *	13,490	2,331,342
General Dynamics	642	162,034
Huntington Ingalls Industries	499	115,748
L3Harris Technologies .	867	196,878
Leidos Holdings	1,288	140,817
Lockheed Martin	5,646	2,739,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northrop Grumman	2,705	$1,442,550
Quanta Services .	2,163	324,190
Republic Services, Cl A	18,531	2,581,183
Waste Management .	15,383	2,580,037
WillScot Mobile Mini Holdings *	3,215	154,995
		13,346,666
Information Technology — 9.6%
Akamai Technologies *	1,661	157,562
Amdocs	30,717	2,729,513
Automatic Data Processing	1,092	288,441
Cisco Systems	57,961	2,881,821
Enphase Energy *	2,596	832,252
ExlService Holdings *	530	99,216
Gen Digital	5,784	132,801
International Business Machines .	20,149	3,000,186
Jack Henry & Associates .	13,170	2,493,740
ON Semiconductor *	8,552	643,110
Paychex	1,282	159,006
Rogers *	10,742	1,171,308
Switch, Cl A .	76,182	2,609,233
		17,198,189
Materials — 1.4%
Air Products & Chemicals .	731	226,727
Cabot .	1,015	74,724
CF Industries Holdings	4,662	504,382
Corteva .	15,318	1,028,757
Mosaic .	5,252	269,428
Sonoco Products .	2,463	151,154
Steel Dynamics	2,600	270,218
		2,525,390
Real Estate — 2.0%
Camden Property Trust ‡	942	113,351
Digital Realty Trust ‡	1,256	141,250
Equity LifeStyle Properties ‡	1,933	128,390
Essex Property Trust ‡	470	103,579
First Industrial Realty Trust ‡	2,617	132,289
Invitation Homes ‡	3,497	114,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Iron Mountain ‡	4,489	$243,887
Mid-America Apartment Communities ‡	758	124,979
Public Storage ‡	7,532	2,244,235
Sun Communities ‡	859	126,187
		3,472,254
Utilities — 6.0%
Alliant Energy .	2,634	148,294
Ameren .	1,860	166,135
American Electric Power	2,174	210,443
Atmos Energy	2,493	299,659
Consolidated Edison	10,392	1,018,832
Duke Energy	9,848	984,111
Exelon	16,071	664,857
Hawaiian Electric Industries .	3,362	138,111
National Fuel Gas .	16,855	1,116,307
OGE Energy .	3,485	141,003
Ormat Technologies .	820	74,153
PNM Resources .	53,356	2,614,444
Sempra Energy .	6,754	1,122,447
South Jersey Industries	6,572	228,048
Southern	22,968	1,553,556
Southwest Gas Holdings	1,166	79,824
Vistra .	7,737	188,241
		10,748,465
TOTAL UNITED STATES		177,967,108
TOTAL COMMON STOCK
(Cost $162,732,513)		177,967,108
TOTAL INVESTMENTS — 99.7%
(Cost $162,732,513)		$177,967,108

Percentages are based on Net Assets of $178,533,454.

* Non-income producing security.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Factor ETF

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	88	$81,927
CHINA — 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings .	763	42,056
PERU — 0.0%
Materials — 0.0%
Southern Copper .	163	9,946
SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	1,585	30,876
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	615	77,564

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	944	$317,637
UNITED STATES — 99.0%
Communication Services — 7.6%
Activision Blizzard .	1,358	100,424
Alphabet, Cl A *	11,429	1,154,215
Alphabet, Cl C *	10,316	1,046,558
AT&T	13,657	263,307
Charter Communications, Cl A *	196	76,693
Comcast, Cl A	8,399	307,739
Electronic Arts	526	68,790
Fox, Cl A	570	18,497
Fox, Cl B	255	7,783
Liberty Broadband, Cl A *	28	2,526
Liberty Broadband, Cl C *	235	21,352
Live Nation Entertainment *	291	21,173
Match Group *	532	26,898
Meta Platforms, Cl A *	4,349	513,617
Netflix *	844	257,867
Omnicom Group .	390	31,106
Paramount Global, Cl A	4	92
Paramount Global, Cl B	1,101	22,108
Pinterest, Cl A *	1,103	28,038
ROBLOX, Cl A *	646	20,523
Sirius XM Holdings .	1,267	8,223
Snap, Cl A *	1,955	20,156
Spotify Technology *	225	17,869
Take-Two Interactive Software *	309	32,658
T-Mobile US *	1,206	182,661
Trade Desk, Cl A *	844	44,006
Verizon Communications	8,054	313,945
Walt Disney *	3,497	342,251
Warner Bros Discovery *	4,220	48,108
Warner Music Group, Cl A .	217	7,437
ZoomInfo Technologies, Cl A *	551	15,759
		5,022,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.1%
Airbnb, Cl A *	693	$70,783
Amazon.com *	16,990	1,640,215
Aptiv *	513	54,722
AutoZone *	35	90,265
Best Buy	385	32,841
Booking Holdings *	72	149,720
CarMax *	295	20,461
Carnival *	1,838	18,251
Chewy, Cl A *	167	7,203
Chipotle Mexican Grill, Cl A *	50	81,348
Darden Restaurants .	232	34,102
Dollar General .	433	110,709
Dollar Tree *	404	60,717
Domino's Pizza .	65	25,267
DoorDash, Cl A *	480	27,960
DR Horton	617	53,062
eBay	1,042	47,348
Etsy *	239	31,570
Expedia Group *	285	30,449
Ford Motor .	7,553	104,987
Garmin	291	27,060
General Motors	2,683	108,822
Genuine Parts .	264	48,399
Hilton Worldwide Holdings .	513	73,164
Home Depot .	1,960	635,020
Las Vegas Sands *	632	29,603
Lennar, Cl A .	477	41,895
Lennar, Cl B .	23	1,670
Lowe's	1,184	251,659
Lucid Group *	1,071	10,860
Lululemon Athletica *	233	88,612
Marriott International, Cl A	544	89,950
McDonald's .	1,411	384,907
MGM Resorts International .	604	22,263
NIKE, Cl B	2,388	261,940
NVR *	6	27,834
O'Reilly Automotive *	125	108,068
Pool .	69	22,729
Rivian Automotive, Cl A *	973	31,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	653	$76,839
Starbucks	2,153	220,037
Target	883	147,523
Tesla *	5,011	975,642
TJX	2,077	166,264
Tractor Supply .	212	47,978
Ulta Beauty *	92	42,765
VF .	663	21,760
Yum! Brands	541	69,605
		6,726,023
Consumer Staples — 6.8%
Albertsons, Cl A	293	6,138
Altria Group .	3,453	160,841
Archer-Daniels-Midland	1,072	104,520
Brown-Forman, Cl A	86	6,277
Brown-Forman, Cl B	577	42,133
Campbell Soup .	380	20,395
Church & Dwight	463	37,906
Clorox	234	34,784
Coca-Cola .	7,445	473,576
Colgate-Palmolive	1,598	123,813
Conagra Brands .	913	34,676
Constellation Brands, Cl A	274	70,514
Costco Wholesale	852	459,441
Estee Lauder, Cl A .	410	96,674
General Mills	1,136	96,901
Hershey	278	65,377
Hormel Foods	538	25,286
J M Smucker .	193	29,724
Kellogg .	493	35,964
Keurig Dr Pepper	1,635	63,225
Kimberly-Clark	648	87,888
Kraft Heinz	1,486	58,474
Kroger	1,254	61,684
McCormick .	474	40,375
Mondelez International, Cl A .	2,619	177,071
Monster Beverage *	718	73,854
PepsiCo	2,642	490,117
Philip Morris International	2,973	296,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble .	4,577	$682,705
Sysco .	960	83,050
Tyson Foods, Cl A	541	35,858
Walgreens Boots Alliance	1,366	56,689
Walmart	2,693	410,467
		4,542,716
Energy — 5.2%
Baker Hughes, Cl A	1,922	55,776
Cheniere Energy .	474	83,121
Chevron .	3,687	675,864
ConocoPhillips .	2,435	300,747
Coterra Energy	1,469	41,000
Devon Energy	1,241	85,033
Diamondback Energy	333	49,291
EOG Resources	1,123	159,387
EQT .	641	27,185
Exxon Mobil	7,976	888,048
Halliburton .	1,602	60,700
Hess	531	76,416
Kinder Morgan .	3,769	72,063
Marathon Oil .	1,284	39,329
Marathon Petroleum	951	115,841
Occidental Petroleum .	1,786	124,109
ONEOK .	853	57,083
Phillips 66 .	920	99,765
Pioneer Natural Resources	435	102,656
Schlumberger	2,701	139,236
Texas Pacific Land	11	28,518
Valero Energy .	750	100,215
Williams	2,327	80,747
		3,462,130
Financials — 11.2%
Aflac	1,103	79,339
Allstate	505	67,619
American Express .	1,049	165,312
American International Group	1,451	91,573
Ameriprise Financial	207	68,714
Aon, Cl A .	389	119,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Global Management	813	$56,414
Arch Capital Group *	682	40,859
Ares Management, Cl A	285	22,341
Arthur J Gallagher	402	80,042
Bank of America	13,431	508,363
Bank of New York Mellon	1,395	64,030
Berkshire Hathaway, Cl B *	2,492	793,951
BlackRock, Cl A .	266	190,456
Blackstone, Cl A .	1,335	122,193
Blue Owl Capital, Cl A	831	9,390
Brown & Brown .	443	26,398
Capital One Financial	724	74,746
Charles Schwab .	2,920	241,017
Chubb .	742	162,936
Cincinnati Financial .	292	32,400
Citigroup	3,710	179,601
Citizens Financial Group .	939	39,795
CME Group, Cl A .	686	121,079
Coinbase Global, Cl A *	267	12,210
Discover Financial Services	513	55,589
FactSet Research Systems .	69	31,829
Fifth Third Bancorp	1,307	47,522
First Republic Bank .	341	43,515
Franklin Resources	533	14,290
Goldman Sachs Group	654	252,542
Hartford Financial Services Group .	619	47,273
Huntington Bancshares	2,712	41,982
Interactive Brokers Group, Cl A .	187	15,016
Intercontinental Exchange .	1,054	114,159
JPMorgan Chase .	5,569	769,524
KeyCorp	1,775	33,388
KKR .	1,388	72,065
Loews .	385	22,388
LPL Financial Holdings	151	35,743
M&T Bank .	326	55,426
Markel *	23	30,471
Marsh & McLennan .	953	165,041
MetLife .	1,145	87,821
Moody's .	299	89,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	2,543	$236,677
MSCI, Cl A	153	77,698
Nasdaq	652	44,636
Northern Trust .	385	35,847
PNC Financial Services Group	777	130,738
Principal Financial Group	473	42,419
Progressive	1,121	148,140
Prudential Financial .	712	76,917
Raymond James Financial .	377	44,071
Regions Financial .	1,779	41,291
Rocket, Cl A .	173	1,436
S&P Global .	642	226,498
Signature Bank NY .	123	17,158
State Street .	665	52,981
SVB Financial Group *	106	24,569
Synchrony Financial	914	34,348
T Rowe Price Group	425	53,087
Tradeweb Markets, Cl A .	202	12,415
Travelers .	453	85,984
Truist Financial	2,528	118,336
US Bancorp .	2,567	116,516
W R Berkley	385	29,368
Wells Fargo .	7,273	348,740
Willis Towers Watson	210	51,694
		7,447,030
Health Care — 15.3%
Abbott Laboratories .	3,334	358,672
AbbVie	3,385	545,594
Agilent Technologies	560	86,789
Align Technology *	144	28,319
Alnylam Pharmaceuticals *	228	50,295
AmerisourceBergen, Cl A .	291	49,671
Amgen .	1,020	292,128
Avantor *	1,224	27,271
Baxter International	959	54,212
Becton Dickinson	542	135,142
Biogen *	274	83,617
BioMarin Pharmaceutical *	345	34,838
Bio-Rad Laboratories, Cl A *	38	15,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Boston Scientific *	2,741	$124,085
Bristol-Myers Squibb	4,090	328,345
Cardinal Health	496	39,764
Catalent *	317	15,891
Centene *	1,089	94,797
Charles River Laboratories International *	91	20,800
Cigna .	578	190,098
Cooper .	89	28,155
CVS Health .	2,515	256,228
Danaher	1,266	346,137
Dexcom *	745	86,629
Edwards Lifesciences *	1,177	90,923
Elevance Health	460	245,143
Eli Lilly	1,623	602,263
Gilead Sciences	2,400	210,792
HCA Healthcare	414	99,451
Hologic *	470	35,795
Horizon Therapeutics *	437	43,827
Humana	239	131,426
IDEXX Laboratories *	161	68,565
Illumina *	297	64,770
Incyte *	345	27,486
Insulet *	137	41,014
Intuitive Surgical *	683	184,676
IQVIA Holdings *	343	74,781
Johnson & Johnson .	5,039	896,942
Laboratory Corp of America Holdings	175	42,123
McKesson .	267	101,909
Medtronic	2,549	201,473
Merck .	4,847	533,752
Mettler-Toledo International *	40	58,782
Moderna *	656	115,397
Molina Healthcare *	105	35,361
PerkinElmer	240	33,535
Pfizer	10,767	539,750
Quest Diagnostics .	221	33,554
Regeneron Pharmaceuticals *	202	151,843
ResMed	275	63,305
Royalty Pharma, Cl A	702	30,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	258	$31,319
STERIS	192	35,662
Stryker .	640	149,690
Teleflex	85	19,900
Thermo Fisher Scientific	749	419,605
UnitedHealth Group	1,794	982,681
Veeva Systems, Cl A *	265	50,445
Vertex Pharmaceuticals *	490	155,036
Viatris, Cl W *	2,300	25,369
Waters *	108	37,433
West Pharmaceutical Services	145	34,026
Zimmer Biomet Holdings .	403	48,400
Zoetis, Cl A .	898	138,418
		10,180,725
Industrials — 8.2%
3M	1,055	132,898
AMETEK	438	62,380
Boeing *	1,139	203,744
Carlisle	93	24,469
Carrier Global	1,609	71,311
Caterpillar .	1,008	238,301
Cintas	167	77,117
Copart *	814	54,180
CoStar Group *	766	62,077
CSX	4,088	133,637
Cummins	267	67,060
Deere .	530	233,730
Delta Air Lines *	1,218	43,081
Dover	271	38,468
Eaton	758	123,895
Emerson Electric	1,127	107,933
Equifax	233	45,987
Expeditors International of Washington .	306	35,514
Fastenal	1,100	56,661
FedEx .	460	83,821
Fortive .	670	45,259
Generac Holdings *	124	13,085
General Dynamics	461	116,352
General Electric .	2,084	179,161

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
HEICO	73	$11,849
HEICO, Cl A .	145	18,383
Honeywell International .	1,284	281,902
IDEX .	148	35,149
Illinois Tool Works	518	117,829
Ingersoll Rand .	765	41,287
Jacobs Solutions .	240	30,370
JB Hunt Transport Services	160	29,422
Johnson Controls International	1,319	87,634
L3Harris Technologies .	370	84,020
Lockheed Martin	507	245,991
Norfolk Southern .	451	115,682
Northrop Grumman	265	141,322
Old Dominion Freight Line	195	59,009
Otis Worldwide	799	62,394
PACCAR	611	64,711
Parker-Hannifin	244	72,941
Quanta Services .	268	40,168
Raytheon Technologies	2,830	279,378
Republic Services, Cl A	397	55,298
Rockwell Automation	221	58,393
Rollins .	476	19,249
Southwest Airlines .	1,131	45,138
Stanley Black & Decker .	277	22,636
Trane Technologies .	443	79,040
TransDigm Group .	93	58,451
TransUnion	368	23,213
Uber Technologies *	3,633	105,866
Union Pacific	1,194	259,611
United Airlines Holdings *	623	27,518
United Parcel Service, Cl B .	1,404	266,381
United Rentals *	138	48,718
Verisk Analytics, Cl A .	294	54,011
Waste Management .	787	131,996
Westinghouse Air Brake Technologies	327	33,056
WW Grainger .	83	50,054
Xylem .	337	37,862
		5,446,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.1%
Accenture, Cl A	1,269	$381,880
Adobe *	892	307,678
Advanced Micro Devices *	3,079	239,023
Akamai Technologies *	294	27,889
Amphenol, Cl A .	1,135	91,288
Analog Devices	981	168,644
ANSYS *	168	42,722
Apple .	30,737	4,549,998
Applied Materials .	1,643	180,073
Arista Networks *	449	62,546
Aspen Technology *	52	11,986
Atlassian, Cl A *	270	35,519
Autodesk *	415	83,809
Automatic Data Processing	791	208,935
Bentley Systems, Cl B	409	16,200
Bill.com Holdings *	191	23,000
Block, Cl A *	1,000	67,770
Broadcom	756	416,579
Broadridge Financial Solutions .	290	43,242
Cadence Design Systems *	516	88,773
CDW	256	48,292
Cisco Systems	7,210	358,481
Cloudflare, Cl A *	497	24,423
Cognizant Technology Solutions, Cl A	986	61,339
Corning .	1,456	49,693
Crowdstrike Holdings, Cl A *	406	47,766
Datadog, Cl A *	503	38,117
Dell Technologies, Cl C	473	21,186
DocuSign, Cl A *	378	17,792
Enphase Energy *	253	81,109
EPAM Systems *	101	37,227
Fidelity National Information Services .	1,154	83,757
First Solar *	194	33,471
Fiserv *	1,134	118,344
FleetCor Technologies *	143	28,057
Fortinet *	1,272	67,620
Gartner *	151	52,906
Global Payments	522	54,173
GLOBALFOUNDRIES *	136	8,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hewlett Packard Enterprise	2,442	$40,977
HP	1,918	57,617
HubSpot *	83	25,151
Intel .	7,868	236,591
International Business Machines .	1,727	257,150
Intuit .	523	213,170
Keysight Technologies *	334	60,417
KLA	269	105,757
Lam Research	260	122,819
Marvell Technology .	1,625	75,595
Mastercard, Cl A .	1,631	581,288
Microchip Technology	1,032	81,724
Micron Technology .	2,110	121,641
Microsoft	14,059	3,587,013
MongoDB, Cl A *	130	19,850
Monolithic Power Systems .	81	30,939
Motorola Solutions	314	85,471
NetApp .	415	28,058
NVIDIA .	4,580	775,073
Okta, Cl A *	277	14,770
ON Semiconductor *	829	62,341
Oracle .	2,966	246,267
Palantir Technologies, Cl A *	3,239	24,292
Palo Alto Networks *	557	94,634
Paychex	620	76,899
Paycom Software *	92	31,197
PayPal Holdings *	2,206	172,972
QUALCOMM .	2,150	271,953
Roper Technologies	204	89,534
Salesforce *	1,860	298,065
Seagate Technology Holdings .	371	19,652
ServiceNow *	390	162,357
Skyworks Solutions	301	28,782
Snowflake, Cl A *	515	73,593
SolarEdge Technologies *	100	29,886
Splunk *	304	23,615
SS&C Technologies Holdings	425	22,848
Synopsys *	288	97,788
Teledyne Technologies *	84	35,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne .	294	$27,474
Texas Instruments .	1,746	315,083
Trimble *	469	28,023
Twilio, Cl A *	319	15,637
Tyler Technologies *	74	25,363
Ubiquiti	7	2,100
Unity Software *	394	15,567
VeriSign *	180	35,966
Visa, Cl A .	3,118	676,606
VMware, Cl A *	433	52,605
Western Digital *	598	21,976
Workday, Cl A *	384	64,474
Zebra Technologies, Cl A *	93	25,136
Zoom Video Communications, Cl A *	422	31,831
Zscaler *	164	21,886
		18,022,820
Materials — 2.0%
Air Products & Chemicals .	426	132,128
Albemarle	224	62,270
Amcor	2,830	34,950
Ball	599	33,592
Celanese, Cl A .	189	20,280
CF Industries Holdings	383	41,437
Corteva .	1,377	92,479
Dow	1,374	70,033
DuPont de Nemours .	880	62,049
Ecolab	482	72,218
Freeport-McMoRan .	2,729	108,614
International Flavors & Fragrances	486	51,429
International Paper .	686	25,464
LyondellBasell Industries, Cl A	486	41,315
Martin Marietta Materials	124	45,444
Mosaic .	658	33,755
Newmont	1,511	71,727
Nucor	496	74,375
PPG Industries	449	60,714
Sherwin-Williams .	456	113,626

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vulcan Materials	247	$45,282
		1,293,181
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	305	47,461
American Tower ‡	893	197,576
AvalonBay Communities ‡	260	45,474
Boston Properties ‡	269	19,390
Camden Property Trust ‡	202	24,307
CBRE Group, Cl A *	594	47,282
Crown Castle ‡	831	117,528
Digital Realty Trust ‡	545	61,291
Equinix ‡	177	122,245
Equity Residential ‡	697	45,207
Essex Property Trust ‡	128	28,209
Extra Space Storage ‡	251	40,333
Healthpeak Properties ‡	1,019	26,759
Invitation Homes ‡	1,162	37,916
Mid-America Apartment Communities ‡	219	36,109
ProLogis ‡	1,760	207,310
Public Storage ‡	289	86,110
Realty Income ‡	1,179	74,360
SBA Communications, Cl A ‡	206	61,656
Simon Property Group ‡	626	74,769
Sun Communities ‡	231	33,934
UDR ‡	618	25,629
Ventas ‡	755	35,130
VICI Properties ‡	1,841	62,962
Welltower ‡	888	63,075
Weyerhaeuser ‡	1,410	46,121
WP Carey ‡	366	28,841
		1,696,984
Utilities — 2.9%
AES .	1,244	35,976
Alliant Energy .	476	26,799
Ameren .	489	43,677
American Electric Power	981	94,961
American Water Works	341	51,750
Atmos Energy	263	31,613
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Avangrid .	135	$5,774
CenterPoint Energy .	1,195	37,176
CMS Energy	547	33,405
Consolidated Edison	679	66,569
Constellation Energy .	547	52,578
Dominion Energy	1,595	97,470
DTE Energy .	372	43,156
Duke Energy	1,471	146,997
Edison International .	727	48,462
Entergy	391	45,462
Evergy	432	25,579
Eversource Energy .	658	54,522
Exelon	1,878	77,693
FirstEnergy	1,030	42,477
NextEra Energy .	3,761	318,557
PG&E *	3,068	48,168
PPL	1,378	40,678
Public Service Enterprise Group .	952	57,644
Sempra Energy .	607	100,877
Southern	2,024	136,903
WEC Energy Group .	607	60,178
Xcel Energy	1,040	73,029
		1,898,130
TOTAL UNITED STATES		65,738,171
TOTAL COMMON STOCK
(Cost $61,467,493)		66,298,177
TOTAL INVESTMENTS — 99.8%
(Cost $61,467,493)		$66,298,177

Percentages are based on Net Assets of $66,407,787.

* Non-income producing security.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 7.9%
Meta Platforms, Cl A *	449	$53,027
Netflix *	478	146,043
Nexstar Media Group, Cl A	574	108,807
ROBLOX, Cl A *	2,966	94,230
Roku, Cl A *	979	58,123
Snap, Cl A *	3,195	32,941
Trade Desk, Cl A *	1,543	80,452
ZoomInfo Technologies, Cl A *	1,902	54,397
		628,020
Consumer Discretionary — 6.1%
Airbnb, Cl A *	593	60,569
Carvana, Cl A *	1,520	11,719
DoorDash, Cl A *	1,117	65,065
QuantumScape, Cl A *	6,037	45,217
Rivian Automotive, Cl A *	3,007	96,344
Skechers USA, Cl A *	2,374	100,112
Tesla *	312	60,746
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Wayfair, Cl A *	1,171	$42,906
		482,678
Energy — 5.2%
Antero Resources *	2,583	94,409
Matador Resources	1,668	110,688
New Fortress Energy, Cl A	2,345	119,361
Pioneer Natural Resources	391	92,272
		416,730
Financials — 15.4%
Apollo Global Management	1,827	126,776
Ares Management, Cl A	1,373	107,630
BlackRock, Cl A .	146	104,536
Blackstone, Cl A .	895	81,919
Capital One Financial	730	75,365
Coinbase Global, Cl A *	801	36,630
Essent Group .	2,243	89,922
Intercontinental Exchange .	785	85,023
MarketAxess Holdings .	345	92,432
Pinnacle Financial Partners	1,172	98,319
Robinhood Markets, Cl A *	9,274	88,938
Signature Bank NY .	373	52,034
Starwood Property Trust ‡	3,974	85,083
Tradeweb Markets, Cl A .	1,277	78,484
Upstart Holdings *	1,212	23,695
		1,226,786
Health Care — 19.8%
Guardant Health *	1,474	77,149
Inspire Medical Systems *	551	133,105
Ionis Pharmaceuticals *	2,473	100,874
Jazz Pharmaceuticals *	567	88,968
LHC Group *	548	89,549
Masimo *	805	116,677
Medpace Holdings *	681	142,935
Neurocrine Biosciences *	1,010	128,330
Oak Street Health *	5,026	108,662
Penumbra *	527	110,412
Regeneron Pharmaceuticals *	138	103,735
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Royalty Pharma, Cl A	2,135	$93,876
Ultragenyx Pharmaceutical *	1,275	46,282
United Therapeutics *	512	143,304
Veeva Systems, Cl A *	500	95,180
		1,579,038
Industrials — 6.2%
Axon Enterprise *	810	149,064
Clean Harbors *	867	104,040
CoStar Group *	1,429	115,806
Lyft, Cl A *	2,789	31,293
RXO *	1,677	31,863
XPO Logistics *	1,677	64,766
		496,832
Information Technology — 26.8%
Affirm Holdings, Cl A *	3,143	43,750
Akamai Technologies *	810	76,837
AppLovin, Cl A *	2,768	39,887
Bill.com Holdings *	639	76,948
Block, Cl A *	907	61,467
Cloudflare, Cl A *	1,047	51,450
Crowdstrike Holdings, Cl A *	457	53,766
Datadog, Cl A *	746	56,532
Dell Technologies, Cl C	1,934	86,624
Dropbox, Cl A *	4,180	98,481
EPAM Systems *	343	126,423
FleetCor Technologies *	364	71,417
Fortinet *	1,573	83,621
Monolithic Power Systems .	232	88,615
NVIDIA .	490	82,923
Okta, Cl A *	756	40,310
Palantir Technologies, Cl A *	8,743	65,572
Paycom Software *	323	109,529
Procore Technologies *	1,611	78,891
RingCentral, Cl A *	1,072	39,728
Salesforce *	517	82,849
SS&C Technologies Holdings	1,406	75,586
Synopsys *	317	107,634
Twilio, Cl A *	813	39,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ubiquiti	322	$96,610
VeriSign *	509	101,703
Workday, Cl A *	440	73,876
Zoom Video Communications, Cl A *	913	68,868
Zscaler *	446	59,519
		2,139,269
Materials — 3.3%
MP Materials *	2,390	79,467
Steel Dynamics	1,060	110,166
Westlake	718	77,293
		266,926
Real Estate — 9.2%
American Homes 4 Rent, Cl A ‡	2,295	75,896
Apartment Income REIT ‡	1,849	70,355
Camden Property Trust ‡	580	69,791
Invitation Homes ‡	2,283	74,494
Medical Properties Trust ‡	4,944	64,865
ProLogis ‡	563	66,316
Rexford Industrial Realty ‡	1,165	64,413
STORE Capital ‡	3,198	102,016
Vornado Realty Trust ‡	2,349	59,406
Zillow Group, Cl C *	2,283	86,708
		734,260
TOTAL UNITED STATES		7,970,539
TOTAL COMMON STOCK
(Cost $10,966,196)		7,970,539
TOTAL INVESTMENTS — 99.9%
(Cost $10,966,196)		$7,970,539

Percentages are based on Net Assets of $7,979,117.

* Non-income producing security.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Founder-Run Companies ETF

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Glossary: (abbreviations used in preceding Schedule of Investments)

Portfolio Abbreviations
Cl — Class
ETF — Exchange-Traded Fund
LIBOR— London Interbank Offered Rate
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

Statements of Assets and Liabilities
november 30, 2022

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$5,441,237		$58,195,509	$2,640,110,237		$310,947,446
Cost of Repurchase Agreement	285,321		—	18,857,874		—
Cost of Affiliated Investments	37,822,185		—	—		—
Investments, at Value	$7,379,250	*	$61,023,582	$2,245,395,888	*	$298,271,107
Repurchase Agreement, at Value	285,321		—	18,857,874		—
Affiliated Investments, at Value	29,987,170		—	—		—
Cash	25,141		250	—		421,545
Dividend, Interest, and Securities Lending Income Receivable	41,993		211,491	15,285,965		1,439,881
Receivable for Capital Shares Sold	—		—	17,127,064		—
Receivable for Investment Securities Sold	—		—	28,793,423		16,452,538
Due from Broker	—		—	30,718		—
Total Assets	37,718,875		61,235,323	2,325,490,932		316,585,071
Liabilities:
Obligation to Return Securities Lending Collateral	490,600		—	32,425,466		—
Payable due to Investment Adviser	4,060		9,237	392,460		56,425
Payable for Investment Securities Purchased	—		—	77,876,224		28,819,229
Payable for Capital Shares Redeemed	—		—	30,718		2,312,225
Cash Overdraft	—		69,655	288,442		—
Custodian Fees Payable	58		77	4,572		791
Due to Broker	7,784		250	11,755		7,569
Total Liabilities	502,502		79,219	111,029,637		31,196,239
Net Assets	$37,216,373		$61,156,104	$2,214,461,295		$285,388,832
Net Assets Consist of:
Paid-in Capital	$45,281,546		$63,006,396	$2,709,251,414		$309,499,374
Total Distributable Loss	(8,065,173)		(1,850,292)	(494,790,119)		(24,110,542)
Net Assets	$37,216,373		$61,156,104	$2,214,461,295		$285,388,832
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,260,000		1,840,002	107,980,000		12,120,000
Net Asset Value, Offering and Redemption Price Per Share	$11.42		$33.24	$20.51		$23.55
*Includes Market Value of Securities on Loan	$485,397		$—	$32,183,548		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
november 30, 2022

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$845,012,078	$811,661,279		$656,094,924
Cost of Repurchase Agreement	—	1,999,330		—
Cost of Affiliated Investments	44,075,173	—		—
Investments, at Value	$1,326,930,118	$1,089,976,387	*	$672,303,608
Repurchase Agreement, at Value	—	1,999,330		—
Affiliated Investments, at Value	66,869,171	—		—
Cash	2,748,806	1,096,007		637,966
Receivable for Investment Securities Sold	135,194,119	87,904,570		—
Dividend, Interest, and Securities Lending Income Receivable	97	1,233,172		1,018,609
Receivable for Capital Shares Sold	—	1,738,674		—
Reclaim Receivable	—	738,656		—
Due from Broker	—	1,123		—
Total Assets	1,531,742,311	1,184,687,919		673,960,183
Liabilities:
Obligation to Return Securities Lending Collateral	—	3,437,779		—
Payable for Investment Securities Purchased	125,625,338	90,809,726		—
Current Tax Liability	10,555,464	—		—
Payable due to Investment Adviser	504,243	391,307		227,448
Custodian Fees Payable	7,012	3,752		—
Franchise Tax Payable	10,899	—		—
Other Accrued Expenses	8,596	—		—
Due to Broker	93,270	45,240		—
Deferred Tax Liability	16,658,717	—		—
Total Liabilities	153,463,539	94,687,804		227,448
Net Assets	$1,378,278,772	$1,090,000,115		$673,732,735
Net Assets Consist of:
Paid-in Capital	$1,382,068,343	$1,041,044,315		$677,499,087
Total Distributable Earnings/(Loss)	(3,789,571)	48,955,800		(3,766,352)
Net Assets	$1,378,278,772	$1,090,000,115		$673,732,735
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	32,058,637	25,077,506		22,820,000
Net Asset Value, Offering and Redemption Price Per Share	$42.99	$43.47		$29.52
*Includes Market Value of Securities on Loan	$—	$3,385,175		$—

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
november 30, 2022

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$162,732,513	$61,467,493	$10,966,196
Investments, at Value	$177,967,108	$66,298,177	$7,970,539
Cash	200,786	11,942	7,250
Dividend, Interest, and Securities Lending Income Receivable	404,823	105,384	4,295
Reclaim Receivable	—	200	—
Due from Broker	—	13,764	—
Total Assets	178,572,717	66,429,467	7,982,084
Liabilities:
Payable due to Investment Adviser	37,686	19,690	2,967
Payable for Capital Shares Redeemed	—	1,793	—
Custodian Fees Payable	369	197	—
Due to Broker	1,208	—	—
Total Liabilities	39,263	21,680	2,967
Net Assets	$178,533,454	$66,407,787	$7,979,117
Net Assets Consist of:
Paid-in Capital	$173,082,766	$80,892,157	$12,762,947
Total Distributable Earnings/(Loss)	5,450,688	(14,484,370)	(4,783,830)
Net Assets	$178,533,454	$66,407,787	$7,979,117
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,540,002	2,350,000	330,000
Net Asset Value, Offering and Redemption Price Per Share	$32.23	$28.26	$24.18

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended november 30, 2022

	Global X Alternative Income ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$(157,289)	$1,620,517	$124,264,264	$11,391,477
Dividend Income, from Affiliated Investments	2,157,115	—	—	—
Interest Income	356	135	168,553	34,904
Security Lending Income	18,311	—	2,523,506	—
Less: Foreign Taxes Withheld	—	(1,321)	(17,153)	—
Total Investment Income	2,018,493	1,619,331	126,939,170	11,426,381
Supervision and Administration Fees(1)	182,554	94,095	5,086,571	462,167
Custodian Fees(2)	201	588	28,430	2,538
Total Expenses	182,755	94,683	5,115,001	464,705
Net Investment Income	1,835,738	1,524,648	121,824,169	10,961,676
Net Realized Gain (Loss) on:
Investments(3)	760,448	(2,148,867)	(109,993,262)	(11,913,764)
Affiliated Investments	(77,177)	—	—	—
Capital Gain Distribution from Affiliated Investments	21,312	—	—	—
Payment from Adviser(4)	129,532	—	—	—
Net Realized Gain (Loss)	834,115	(2,148,867)	(109,993,262)	(11,913,764)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	841,187	2,598,502	(365,525,726)	(10,345,581)
Affiliated Investments	(6,047,585)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,206,398)	2,598,502	(365,525,726)	(10,345,581)
Net Realized and Unrealized Gain (Loss)	(4,372,283)	449,635	(475,518,988)	(22,259,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,536,545)	$1,974,283	$(353,694,819)	$(11,297,669)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended november 30, 2022

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$88,978,999	$—	$—
Less: Return of Capital Distributions	(88,978,999)	—	—
Dividend Income	4,852,370	23,084,231	9,759,716
Interest Income	28,303	5,260	5,580
Security Lending Income	—	177,578	—
Less: Foreign Taxes Withheld	—	(1,806,756)	(18,523)
Total Investment Income	4,880,673	21,460,313	9,746,773
Supervision and Administration Fees(1)	5,344,753	4,192,282	2,811,857
Custodian Fees(2)	25,113	6,466	31
Net Expenses	5,369,866	4,198,748	2,811,888
Net Investment Income (Loss), Before Taxes	(489,193)	17,261,565	6,934,885
Tax Benefit/(Expense)	149,164	—	—
Net Investment Income (Loss), Net of Taxes	(340,029)	17,261,565	6,934,885
Net Realized Gain (Loss) on:
Investments(3)	107,989,349	41,652,137	941,166
Affiliated Investments	(120,910)	—	—
Foreign Currency Transactions	—	28	—
Tax Benefit/(Expense)	(7,469,465)	—	—
Net Realized Gain (Loss)	100,398,974	41,652,165	941,166
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	282,983,373	182,187,058	(69,340,214)
Affiliated Investments	2,644,350	—	—
Tax Benefit/(Expense)	(19,893,880)	—	—
Net Change in Unrealized Appreciation (Depreciation)	265,733,843	182,187,058	(69,340,214)
Net Realized and Unrealized Gain (Loss)	366,132,817	223,839,223	(68,399,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	$365,792,788	$241,100,788	$(61,464,163)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended november 30, 2022

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$3,909,025	$658,777	$77,030
Interest Income	—	885,663	97
Less: Foreign Taxes Withheld	(856)	(262)	—
Total Investment Income	3,908,169	1,544,178	77,127
Supervision and Administration Fees(1)	459,345	319,632	49,292
Custodian Fees(2)	647	211	5
Total Expenses	459,992	319,843	49,297
Net Investment Income	3,448,177	1,224,335	27,830
Net Realized Gain (Loss) on:
Investments(3)	8,344,020	(18,387,366)	(1,470,548)
Net Realized Gain (Loss)	8,344,020	(18,387,366)	(1,470,548)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,336,154	6,274,011	(3,096,300)
Net Change in Unrealized Appreciation (Depreciation)	6,336,154	6,274,011	(3,096,300)
Net Realized and Unrealized Gain (Loss)	14,680,174	(12,113,355)	(4,566,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,128,351	$(10,889,020)	$(4,539,018)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$1,835,738	$1,089,075	$1,524,648	$222,968
Net Realized Gain (Loss)	834,115	3,066,455	(2,148,867)	1,519,036
Net Change in Unrealized Appreciation (Depreciation)	(5,206,398)	532,872	2,598,502	(214,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,536,545)	4,688,402	1,974,283	1,527,692
Distributions	(2,282,880)	(1,353,663)	(1,339,222)	(224,212)
Return of Capital	(390,992)	(578,074)	—	—
Capital Share Transactions:
Issued	10,836,559	21,228,614	81,220,596	7,407,813
Redeemed	(4,330,515)	(7,637,384)	(30,314,988)	(5,396,072)
Increase in Net Assets from Capital Share Transactions	6,506,044	13,591,230	50,905,608	2,011,741
Total Increase in Net Assets	1,295,627	16,347,895	51,540,669	3,315,221
Net Assets:
Beginning of Year	35,920,746	19,572,851	9,615,435	6,300,214
End of Year	$37,216,373	$35,920,746	$61,156,104	$9,615,435
Share Transactions:
Issued	890,000	1,600,000	2,510,000	240,000
Redeemed	(360,000)	(570,000)	(980,000)	(180,000)
Net Increase in Shares Outstanding from Share Transactions	530,000	1,030,000	1,530,000	60,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$121,824,169	$89,775,833	$10,961,676	$1,694,679
Net Realized Gain (Loss)	(109,993,262)	17,346,431	(11,913,764)	463,555
Net Change in Unrealized Appreciation (Depreciation)	(365,525,726)	(54,576,713)	(10,345,581)	(2,428,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(353,694,819)	52,545,551	(11,297,669)	(270,538)
Distributions	(128,023,270)	(89,185,080)	(10,414,818)	(1,427,978)
Return of Capital	—	—	(515,682)	(167,337)
Capital Share Transactions:
Issued	973,349,002	1,718,401,660	285,890,415	97,594,459
Redeemed	(735,191,810)	(92,290,075)	(67,490,783)	(7,859,878)
Increase in Net Assets from Capital Share Transactions	238,157,192	1,626,111,585	218,399,632	89,734,581
Total Increase (Decrease) in Net Assets	(243,560,897)	1,589,472,056	196,171,463	87,868,728
Net Assets:
Beginning of Year	2,458,022,192	868,550,136	89,217,369	1,348,641
End of Year	$2,214,461,295	$2,458,022,192	$285,388,832	$89,217,369
Share Transactions:
Issued	43,900,000	66,860,000	11,570,000	3,500,000
Redeemed	(33,430,000)	(3,600,000)	(2,720,000)	(280,000)
Net Increase in Shares Outstanding from Share Transactions	10,470,000	63,260,000	8,850,000	3,220,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$(340,029)	$(1,740,541)	$17,261,565	$8,940,882
Net Realized Gain (Loss)	100,398,974	(24,709,425)	41,652,165	31,688,781
Net Change in Unrealized Appreciation (Depreciation)	265,733,843	262,177,887	182,187,058	192,051,800
Net Increase in Net Assets Resulting from Operations	365,792,788	235,727,921	241,100,788	232,681,463
Distributions	(90,450,291)	—	(32,598,692)	(22,548,205)
Return of Capital	—	(80,150,843)	(17,688,775)	(22,509,388)
Capital Share Transactions:
Issued	492,823,248	237,875,194	280,463,476	226,639,862
Redeemed	(382,822,455)	(88,093,480)	(119,368,893)	(214,515,108)
Increase in Net Assets from Capital Share Transactions	110,000,793	149,781,714	161,094,583	12,124,754
Total Increase in Net Assets	385,343,290	305,358,792	351,907,904	199,748,624
Net Assets:
Beginning of Year	992,935,482	687,576,690	738,092,211	538,343,587
End of Year	$1,378,278,772	$992,935,482	$1,090,000,115	$738,092,211
Share Transactions:
Issued	12,070,000	6,810,000	6,950,000	6,860,000
Redeemed	(9,570,000)	(2,970,000)	(3,030,000)	(5,950,000)
Net Increase in Shares Outstanding from Share Transactions	2,500,000	3,840,000	3,920,000	910,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Adaptive U.S. Factor ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$6,934,885	$4,842,693	$3,448,177	$3,535,627
Net Realized Gain (Loss)	941,166	81,365,114	8,344,020	29,215,810
Net Change in Unrealized Appreciation (Depreciation)	(69,340,214)	18,829,589	6,336,154	766,875
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,464,163)	105,037,396	18,128,351	33,518,312
Distributions	(7,480,197)	(4,254,673)	(3,989,881)	(4,080,634)
Return of Capital	—	—	(204,893)	(298,947)
Capital Share Transactions:
Issued	168,852,369	333,414,724	45,617,766	37,224,536
Redeemed	(80,939,741)	(182,932,213)	(53,025,393)	(38,840,101)
Increase (Decrease) in Net Assets from Capital Share Transactions	87,912,628	150,482,511	(7,407,627)	(1,615,565)
Total Increase in Net Assets	18,968,268	251,265,234	6,525,950	27,523,166
Net Assets:
Beginning of Year	654,764,467	403,499,233	172,007,504	144,484,338
End of Year	$673,732,735	$654,764,467	$178,533,454	$172,007,504
Share Transactions:
Issued	5,560,000	10,500,000	1,490,000	1,400,000
Redeemed	(2,600,000)	(5,890,000)	(1,710,000)	(1,440,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,960,000	4,610,000	(220,000)	(40,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X Founder-Run Companies ETF
	Year Ended November 30, 2022	Period Ended November 30, 2021(1)	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$1,224,335	$674,406	$27,830	$64,400
Net Realized Gain (Loss)	(18,387,366)	12,780,557	(1,470,548)	2,412,957
Net Change in Unrealized Appreciation (Depreciation)	6,274,011	(1,443,327)	(3,096,300)	(1,000,519)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,889,020)	12,011,636	(4,539,018)	1,476,838
Distributions	(1,002,824)	(241,843)	(31,083)	(67,743)
Capital Share Transactions:
Issued	24,618,907	184,056,392	—	14,648,680
Redeemed	(50,893,766)	(91,251,695)	(3,292,599)	(5,948,213)
Increase (Decrease) in Net Assets from Capital Share Transactions	(26,274,859)	92,804,697	(3,292,599)	8,700,467
Total Increase (Decrease) in Net Assets	(38,166,703)	104,574,490	(7,862,700)	10,109,562
Net Assets:
Beginning of Year	104,574,490	—	15,841,817	5,732,255
End of Year	$66,407,787	$104,574,490	$7,979,117	$15,841,817
Share Transactions:
Issued	860,000	6,600,000	—	430,000
Redeemed	(2,010,000)	(3,100,000)	(130,000)	(170,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)	3,500,000	(130,000)	260,000

(1)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Alternative Income ETF
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)	—
2018	15.40	0.92	(0.64)	0.28	(1.16)	—	—
Global X S&P 500® Quality Dividend ETF
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	— ***
2019	24.60	0.75	1.89	2.64	(0.73)	—	—
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)	—	—
Global X U.S. Preferred ETF
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
2019	22.97	1.36	1.83	3.19	(1.37)	—	—
2018	25.03	1.44	(2.08)	(0.64)	(1.42)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% for the year ended November 30, 2019.

‡‡
Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.

#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
(1)	The Fund commenced operations on July 13, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.90)	11.42	(6.64)	37,216	0.50	#	5.03		18.10
(0.89)	13.16	22.52	35,921	0.63	#^‡‡	3.77		86.85
(1.25)	11.51	(13.13)	19,573	0.75	#	5.61		52.78
(1.16)	14.74	9.89	28,012	0.75	#	6.39		18.16
(1.16)	14.52	1.89	16,698	0.75	#	6.19		18.32

(0.91)	33.24	10.25	61,156	0.20		3.24		78.73
(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

(1.29)	20.51	(13.82)	2,214,461	0.23		5.51		33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14
(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Variable Rate Preferred ETF
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020(1)	24.85	0.61	2.00	2.61	(0.49)	—	—
Global X MLP ETF
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(2)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
2019(2)	51.24	(0.24)	(2.76)	(3.00)	—	—	(4.32)
2018(2)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	—	(4.50)
Global X MLP & Energy Infrastructure ETF
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(3)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
2019(3)	36.39	1.14	(1.89)	(0.75)	(2.01)	—	(0.18)
2018(3)	38.40	1.05	(1.11)	(0.06)	(1.56)	—	(0.39)

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2018, 2019, 2020, 2021, 2022 was 0.45%, 0.46%, 0.45%, 0.45%, and 0.45%.
‡‡
Amount presented represents impact on expense ratio from tax benefit or expense. Includes amount of tax benefit or expense associated with expenses. Including amount of tax benefit or expense associated for all components of the Statement of Operations, the impact would be (2.29)%.

(1)	The Fund commenced operations on June 22, 2020.
(2)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(3)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Tax Expense (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(1.48)	23.55	(8.40)	285,389	0.25		—		5.93	74.41
(1.46)	27.28	6.60	89,217	0.25		—		5.01	26.17
(0.49)	26.97	10.59	1,349	0.25	†	—		5.38 †	10.96

(3.02)	42.99	37.69	1,378,279	0.44	‡	(0.01	)‡‡	(0.04)	47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)	33.79
(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46		(0.85)	33.78
(4.32)	43.92	(6.54)	947,045	0.46	‡	—		(0.46)	55.65
(4.62)	51.24	(1.72)	828,622	0.45	‡	—		(0.45)	30.35

(2.15)	43.47	31.26	1,090,000	0.45		—		1.85	23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25	16.88
(2.24)	26.59	(13.34)	538,344	0.45		—		2.66	35.86
(2.19)	33.45	(2.34)	612,300	0.45		—		3.03	36.57
(1.95)	36.39	(0.43)	540,381	0.45		—		2.65	25.68

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
2019	20.55	0.37	2.68	3.05	(0.50)	—	—
2018	19.23	0.33	1.22	1.55	(0.23)	—	—
Global X Adaptive U.S. Factor ETF
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***	—
2018(1)	25.00	0.22	(0.61)	(0.39)	(0.19)	—	(0.03)
Global X Adaptive U.S. Risk Management ETF
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021(2)	24.95	0.25	4.77	5.02	(0.09)	—	—
Global X Founder-Run Companies ETF
2022	34.44	0.07	(10.26)	(10.19)	(0.07)	—	—
2021	28.66	0.18	5.94	6.12	(0.34)	—	—
2020	20.50	0.09	8.14	8.23	(0.07)	—	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)	—
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 24, 2018.
(2)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.36)	29.52	(9.45)	673,733	0.43		1.06		31.92
(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35

(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

(0.07)	24.18	(29.64)	7,979	0.45		0.25		33.97
(0.34)	34.44	21.51	15,842	0.45		0.54		47.49
(0.07)	28.66	40.29	5,732	0.45		0.39		31.51
(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2022

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2022, the Trust had one hundred and twelve portfolios, one hundred of which were operational. The financial statements herein and the related notes pertain to the Global X Alternative Income ETF (formerly, Global X SuperDividend® Alternatives ETF), Global X S&P 500® Quality Dividend ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Conscious Companies ETF, Global X Adaptive U.S. Factor ETF, Global X Adaptive U.S. Risk Management ETF and Global X Founder-Run Companies ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Founder-Run Companies ETF and Global X Conscious Companies ETF, has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2022, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral i

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

As of November 30, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fair Value
	of Non-Cash	Cash
Repurchase	Collateral	Collateral
Agreements*	Received(1)	Received	Net Amount(2)
Global X Alternative Income ETF
BNP Paribas	$285,321	$285,321	$–	$–
Global X U.S. Preferred ETF
BNP Paribas	18,857,874	18,857,874	–	–
Global X MLP & Energy Infrastructure ETF
BNP Paribas	1,999,330	1,999,330	–	–

* Repurchase agreements with an overnight and continuous maturity.

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended November 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of,Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Global X MLP ETF is taxed as a regular C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Global X Alternative Income's dividend income includes reclassifications of prior year and current year dividend income to return of capital/realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded current year dividend income resulting in a negative dividend income for the current fiscal year.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with the Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

			Value at
	Creation Unit	Creation	November	Redemption
	Shares	Fee	30, 2022	Fee
Global X Alternative Income ETF	10,000	$300	$114,200	$300
Global X S&P 500® Quality Dividend ETF	10,000	500	332,400	500
Global X U.S. Preferred ETF	10,000	650	205,100	650
Global X Variable Rate Preferred ETF	10,000	300	235.500	300
Global X MLP ETF	10,000	250	429,900	250
Global X MLP & Energy Infrastructure ETF	10,000	250	434,700	250
Global X Conscious Companies ETF	10,000	750	295,200	750
Global X Adaptive U.S. Factor ETF	10,000	700	322,300	700
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	282,600	1,300
Global X Founder-Run Companies ETF	10,000	400	241,800	400

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF with respect to investment in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Alternative Income ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2022, the Adviser paid acquired fund fees and expenses of $129,532 and made such reimbursement payments to the Global X Alternative Income ETF on a monthly basis.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and
Administration Fee
Global X Alternative Income ETF	0.50%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X U.S. Preferred ETF	0.23%
Global X Variable Rate Preferred ETF	0.25%
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Conscious Companies ETF	0.43%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X Founder-Run Companies ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Alternative Income ETF	$6,610,923	$6,599,191
Global X S&P 500® Quality Dividend ETF	36,970,645	36,141,459
Global X U.S. Preferred ETF	759,246,170	734,254,530
Global X Variable Rate Preferred ETF	141,729,053	139,177,056
Global X MLP ETF	562,656,936	1,044,339,999
Global X MLP & Energy Infrastructure ETF	217,791,147	274,934,752
Global X Conscious Companies ETF	208,208,208	209,438,231
Global X Adaptive U.S. Factor ETF	197,934,445	196,755,463
Global X Adaptive U.S. Risk Management ETF	1,203,925,850	1,208,608,494
Global X Founder-Run Companies ETF	3,800,011	3,776,124

For the year ended November 30, 2022, in-kind transactions associated with creations and redemptions were:

			Realized
2022	Purchases	Sales	Gain/(Loss)
Global X Alternative Income ETF	$10,116,622	$3,871,077	$118,617
Global X S&P 500® Quality Dividend ETF	80,553,204	30,378,185	1,972,129
Global X U.S. Preferred ETF	955,904,783	735,411,823	(17,540,724)
Global X Variable Rate Preferred ETF	282,783,857	66,844,562	623,993
Global X MLP ETF	486,160,324	–	–
Global X MLP & Energy Infrastructure ETF	275,999,798	86,750,536	26,760,885
Global X Conscious Companies ETF	169,749,309	81,227,277	22,133,244
Global X Adaptive U.S. Factor ETF	43,830,789	52,984,434	9,456,053
Global X Adaptive U.S. Risk Management ETF	21,231,297	42,712,648	373,235
Global X Founder-Run Companies ETF	–	3,282,710	56,895

During the year ended November 30, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2022, Global X MLP ETF did not incur any interest or penalties.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the year ended November 30, 2022:

		Deferred
	Current MLP	MLP	Total MLP
Federal	$9,914,550	$74,980,800	$84,895,350
State	640,914	4,896,792	5,537,706
Valuation allowance	-	(63,218,875)	(63,218,875)
Total tax expense (benefit)	$10,555,464	$16,658,717	$27,214,181

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the year ended November 30, 2022:

MLP
Deferred tax assets/(liabilities):
State Net Operating Loss Carryforward	$1,390,761
Capital Loss Carryforward	42,572,013
Other	577,671
Net unrealized gain on investment securities	(61,199,162)
Net Deferred Tax Asset/(Liability)	$(16,658,717)

Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by Global X MLP ETF in those years.

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

Global X MLP ETF has estimated capital loss carryforwards for Federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$28,978,317	11/30/2024
	11/30/2020	123,982,398	11/30/2025
	11/30/2021	37,432,903	11/30/2026

Based upon Global X MLP ETF’s assessment, it has been determined that it is more likely than not that Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for Global X MLP ETF’s deferred tax assets. Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Total income tax expense/benefit (current and deferred) during the year ended November 30, 2022, differs from the amount computed by applying the Federal statutory income tax rate of 21% for Global X MLP ETF to net investment and realized and unrealized gain/ (losses) on investment before taxes as follows:

For the year ended November 30, 2022:

	MLP
Income tax (benefit) at statutory rate	$82,531,463	21.00%
State income taxes (net of federal benefit)	5,344,895	1.36%
Permanent differences, net	2,883,174	0.73%
Effect of state tax rate change	(326,476)	(0.08)%
Change in valuation allowance	(63,218,875)	(16.09)%
Net income tax expense/(benefit)	$27,214,181	6.92%

Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2021, 2020, and 2019, remain subject to examination by tax authorities in the United States. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file income tax returns in several states. Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of REIT adjustments, reclassification of distributions, investments in publically traded partnerships, PFIC gain reclasses, and preferred stock adjustments. The permanent differences that are credited or charged to paid-in capital and distributable earnings are primarily related to redemptions in kind and return of capital distributions.

These differences have been reclassified to/from the following accounts during the fiscal year ended November 30, 2022:

		Distributable
	Paid-in	Earnings
Global X Funds	Capital	(Loss)
Global X Alternative Income ETF	$204,278	$(204,278)
Global X S&P 500® Quality Dividend ETF	1,957,249	(1,957,249)
Global X U.S. Preferred ETF	(19,380,378)	19,380,378
Global X Variable Rate Preferred ETF	442,627	(442,627)
Global X MLP & Energy Infrastructure ETF	20,244,568	(20,244,568)
Global X Conscious Companies ETF	21,796,817	(21,796,817)
Global X Adaptive U.S. Factor ETF	8,953,361	(8,953,361)
Global X Adaptive U.S. Risk Management ETF	381,516	(381,516)
Global X Founder-Run Companies ETF	24,720	(24,720)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2022 and November 30, 2021 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Alternative Income ETF
2022	$2,282,880	$–	$390,992	$2,673,872
2021	1,353,663	–	578,074	1,931,737

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Quality Dividend ETF
2022	$1,339,222	$–	$–	$1,339,222
2021	224,212	–	–	224,212
Global X U.S. Preferred ETF
2022	$128,023,270	$–	$–	$128,023,270
2021	89,185,080	–	–	89,185,080
Global X Variable Rate Preferred ETF
2022	$10,395,351	$19,467	$515,682	$10,930,500
2021	1,419,247	8,731	167,337	1,595,315
Global X MLP ETF
2022	$90,450,291	$–	$–	$90,450,291
2021	–	–	80,150,843	80,150,843
Global X MLP & Energy Infrastructure ETF
2022	$32,598,692	$–	$17,688,775	$50,287,467
2021	22,548,205	–	22,509,388	45,057,593
Global X Conscious Companies ETF
2022	$7,480,197	$–	$–	$7,480,197
2021	4,254,673	–	–	4,254,673
Global X Adaptive U.S. Factor ETF
2022	$3,989,881	$–	$204,893	$4,194,774
2021	4,080,634	–	298,947	4,379,581
Global X Adaptive U.S. Risk Management ETF
2022	$997,056	$5,768	$–	$1,002,824
2021	241,843	–	–	241,843
Global X Founder-Run Companies ETF
2022	$31,083	$–	$–	$31,083
2021	67,743	–	–	67,743

As of November 30, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

		Global X Funds
	Global X	Global X S&P
	Alternative	500® Quality	Global X U.S.
	Income ETF	Dividend ETF	Preferred ETF
Undistributed Ordinary Income	$–	$200,491	$3,114,091
Capital Loss Carryforwards	(1,347,634)	(4,573,464)	(101,076,974)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	(6,717,547)	2,522,681	(394,213,357)
Other Temporary Differences	8	–	(2,613,879)
Total Accumulated Losses	$(8,065,173)	$(1,850,292)	$(494,790,119)

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

Global X Funds

Global X MLP
Global X	& Energy	Global X
Variable Rate	Infrastructure	Conscious
Preferred ETF	ETF	Companies ETF
Undistributed Ordinary Income	$–	$–	$2,124,264
Capital Loss Carryforwards	(8,558,055)	(161,956,054)	(20,101,068)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(16,870,450)	210,911,857	14,210,452
Other Temporary Differences	1,317,963	(3)	–
Total Distributable Earnings (Accumulated Losses)	$(24,110,542)	$48,955,800	$(3,766,352)

		Global X Funds
		Global X
		Adaptive
	Global X	U.S. Risk	Global X
	Adaptive U.S.	Management	Founder-Run
	Factor ETF	ETF	Companies ETF
Undistributed Ordinary Income	–	670,915	28,185
Capital Loss Carryforwards	$(9,319,061)	$(19,468,613)	$(1,779,065)
Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency	14,769,749	4,313,328	(3,032,950)
Total Distributable Earnings (Accumulated Losses)	$5,450,688	$(14,484,370)	$(4,783,830)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$185,898	$1,161,736	$1,347,634
Global X S&P 500® Quality Dividend ETF	4,182,129	391,335	4,573,464
Global X U.S. Preferred ETF	51,083,388	49,993,586	101,076,974
Global X Variable Rate Preferred ETF	7,215,811	1,342,244	8,558,055
Global X MLP & Energy Infrastructure ETF	30,993,988	130,962,066	161,956,054
Global X Conscious Companies ETF	9,289,825	10,811,243	20,101,068
Global X Adaptive U.S. Factor ETF	9,319,061	–	9,319,061
Global X Adaptive U.S. Risk Management ETF	19,327,639	140,974	19,468,613
Global X Founder-Run Companies ETF	1,359,850	419,215	1,779,065

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

During the year ended November 30, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$313,561	$267,896	$581,457

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2022 were as follows:

		Aggregated	Aggregated	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global X Funds	Cost	Appreciation	Depreciation	(Depreciation)
Global X Alternative Income ETF	$44,369,288	$1,938,012	$(8,655,559)	$(6,717,547)
Global X S&P 500® Quality Dividend
ETF	58,500,901	5,223,607	(2,700,926)	2,522,681
Global X U.S. Preferred ETF	2,658,467,119	5,596,533	(399,809,890)	(394,213,357)
Global X Variable Rate Preferred ETF	315,141,557	865,516	(17,735,966)	(16,870,450)
Global X MLP ETF	1,120,099,981	276,548,903	(2,849,595)	273,699,308
Global X MLP & Energy Infrastructure
ETF	881,063,860	285,011,799	(74,099,942)	210,911,857
Global X Conscious Companies ETF	658,093,156	61,160,054	(46,949,602)	14,210,452
Global X Adaptive U.S. Factor ETF	163,197,359	18,970,265	(4,200,516)	14,769,749
Global X Adaptive U.S. Risk
Management ETF	61,984,849	5,023,637	(710,309)	4,313,328
Global X Founder-Run Companies ETF	11,003,489	492,771	(3,525,721)	(3,032,950)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying its index. A representative sampling strategy is an indexing strategy that

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS (continued)

involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around impacts on liquidity resulting from this transition, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions,

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS (continued)

which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Continued)
November 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of November 30, 2022, the following Funds had securities on loan, by counterparty:

			Cash
		Market Value	Collateral(1)
Global X Alternative Income ETF
J.P. Morgan Securities LLC		$485,397	$490,600
	Total	$485,397	$490,600
Global X U.S. Preferred ETF
Barclays Capital Inc.		$7,865,226	$7,914,750
BMO Capital Markets		122,308	122,685
BNP Paribas Securities Corp.		3,352,767	3,344,325
BOFA Securities Inc.		2,926,475	2,975,875
Citigroup Global Markets Inc.		4,281,476	4,289,183
J.P. Morgan Securities LLC		6,065,835	6,175,625
Morgan Stanley & Co. LLC		468,750	467,770
National Financial Services LLC		6,037,212	6,064,788
TD Prime Services LLC		264,024	259,920
UBS Securities LLC (equities)		799,475	810,545
	Total	$32,183,548	$32,425,466
Global X MLP & Energy Infrastructure ETF
Citigroup Global Markets Inc.		$5,996	$5,971
Goldman Sachs & Co.		3,379,179	3,431,808
	Total	$3,385,175	$3,437,779

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTURAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period

Notes to Financial Statements (Concluded)
November 30, 2022

9. REVERSE SHARE SPLIT (continued)

then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share.

The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Global X Funds, hereafter collectively referred to as the "Funds") as of November 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X U.S. Preferred ETF (1)	Global X MLP ETF (1)
Global X Alternative Income ETF (1)	Global X S&P 500® Quality Dividend ETF (2)
Global X Conscious Companies ETF (1)	Global X Adaptive U.S. Factor ETF (3)
Global X Founder-Run Companies ETF (1)	Global X Variable Rate Preferred ETF (4)
Global X MLP & Energy Infrastructure ETF (1)	Global X Adaptive U.S. Risk Management ETF (5)

Report of Independent Registered Public Accounting Firm

1.	Statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, and the financial highlights for each of the five years in the period ended November 30, 2022.
2.	Statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, and the financial highlights for each of the four years in the period ended November 30, 2022 and for the period July 13, 2018 (commencement of operations) through November 30, 2018.
3.	Statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, and the financial highlights for each of the four years in the period ended November 30, 2022 and for the period August 24, 2018 (commencement of operations) through November 30, 2018.
4.	Statement of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, and the financial highlights for each of the two years in the period ended November 30, 2022 and for the period June 22, 2020 (commencement of operations) through November 30, 2020.
5.	Statement of operations for the year ended November 30, 2022 and the statements of changes in net assets and the financial highlights for the year ended November 30, 2022 and for the period January 12, 2021 (commencement of operations) through November 30, 2021.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence

Report of Independent Registered Public Accounting Firm

with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 26, 2023

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2022 to November 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Alternative Income ETF
Actual Fund Return	$1,000.00	$965.90	0.14%	$0.69
Hypothetical 5% Return	1,000.00	1,024.37	0.14	0.71
Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$1,007.40	0.20%	$1.01
Hypothetical 5% Return	1,000.00	1,024.07	0.20	1.01
Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$945.80	0.23%	$1.12
Hypothetical 5% Return	1,000.00	1,023.92	0.23	1.17
Global X Variable Rate Preferred ETF
Actual Fund Return	$1,000.00	$974.20	0.25%	$1.24
Hypothetical 5% Return	1,000.00	1,023.82	0.25	1.27
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,054.70	0.45%	$2.32
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,018.90	0.45%	$2.28
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,011.80	0.43%	$2.17
Hypothetical 5% Return	1,000.00	1,022.91	0.43	2.18
Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$1,060.60	0.27%	$1.39
Hypothetical 5% Return	1,000.00	1,023.72	0.27	1.37
Global X Adaptive U.S. Risk Management ETF
Actual Fund Return	$1,000.00	$1,082.50	0.39%	$2.04
Hypothetical 5% Return	1,000.00	1,023.11	0.39	1.98

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$956.80	0.45%	$2.21
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 11, 2022, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

–  the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

–  Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

Approval of Investment Advisory Agreement (Unaudited) (Continued)

– Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

– the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

– the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

– comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

– the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

–  that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory,

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

– the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

– the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

– that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental information (Unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trustees (Unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Independent Trustees[1]
Charles A. Baker	Trustee (since	Chief Executive Officer of Investment	112[2]	None.
605 Third Avenue,	07/2018)	Innovations LLC (investment
43rd Floor		consulting) (since 2013); Managing
New York, NY		Director of NYSE Euronext (2003 to
10158		2012).
(1953)
Susan M. Ciccarone	Trustee (since	Partner, Further Global Capital	112[2]	Director of E78
605 Third Avenue,	09/2019)	Management (private equity) (since		Partners (since 2022);
43rd Floor		2017); formerly Chief Operating Officer		Director of ProSight
New York, NY		(2014–2016) and Chief Financial		Global, Inc. (since
10158		Officer (2012–2016), Emerging Global		2021); Director of
(1973)		Advisors, LLC (ETF issuer).		Casa Holdco LP,
parent of Celink (since
2018); Chairman,
Payment Alliance
International, Inc.
(2019–2021).
Clifford J. Weber	Trustee (since	Owner, Financial Products Consulting	112[2]	Chairman (since
605 Third Avenue,	07/2018)	Group LLC (consulting services to		2017) and Trustee
43rd Floor		financial institutions) (since 2015);		(since 2015) of
New York, NY		formerly, Executive Vice President of		Clough Funds Trust;
10158		Global Index and Exchange–Traded		Chairman and Trustee
(1963)		Products, NYSE Market, Inc., a		of Clayton Street
		subsidiary of Intercontinental Exchange		Trust (since 2016);
		(ETF/ETP listing exchange) (2013–		Chairman and Trustee
		2015).		of Janus Detroit Street
Trust (since 2016);
Chairman and Trustee
of Elevation ETF
Trust (2016–2018);
Trustee of Clough
Global Equity Fund
(since 2017); Trustee
of Clough Global
Dividend and Income
Fund (since 2017);
and Trustee of Clough
Global Opportunities
Fund (since 2017).

Trustees and Officers of the Trustees (Unaudited)

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Luis Berruga	Trustee (since	Chief Executive Officer, GXMC (since	112[2]	None.
605 Third Avenue,	07/2018);	07/2018), Chief Financial Officer (since
43rd Floor	President (since	2/2014) and Chief Operating Officer
New York, NY	2018)	(9/2015 – 7/2018); Investment Banker,
10158		Jefferies (2012–2014).
(1977)
John Belanger	Chief Operating	Chief Operating Officer and Head of	N/A	N/A
605 Third Avenue,	Officer and	Portfolio Management & Portfolio
43rd Floor	Chief Financial	Administration, GXMC (since 12/2020);
New York, NY	Officer (since	Portfolio Manager (12/2020–4/2022);
10158	12/2020)	Secretary of the Trust (3/2020–9/2020);
(1982)		Head of Product Management, GXMC
(since 1/2020); Consultant to GXMC
(9/2018–12/2019); Chief Operating
Officer, Rex Shares, LLC (2014–2018).
Susan Lively	Secretary (since	General Counsel, GXMC (since	N/A	N/A
605 Third Avenue,	09/2020)	9/2020); Senior Corporate Counsel
43rd Floor		at Franklin Templeton (previously,
New York, NY		Managing Director and Associate
10158		General Counsel at Legg Mason & Co.,
(1981)		LLC) (2014–2020).
Eric Griffith	Assistant	Counsel, SEI Investments (since	N/A	N/A
One Freedom	Secretary (since	10/2019); Vice President and Assistant
Valley Drive	02/2020)	General Counsel, JPMorgan Chase &
Oaks, PA 19456		Co. (2012–2018).
(1969)
Joe Costello	Chief	Chief Compliance Officer, FlexShares	N/A	N/A
605 Third Avenue,	Compliance	Funds (2011–2015); Vice President,
43rd Floor	Officer (since	Northern Trust Investments (2003 –
New York, NY	09/2016)	2015).
10158
(1974)
Ronnie Riven	Treasurer	Director of Finance, GXMC (since	N/A	N/A
605 Third Avenue,	and Principal	2018); Director of Accounting and
43rd Floor	Accounting	Finance at Barclays Center (2016–2018);
New York, NY	Officer (since	Manager of External Reporting at
10158	12/2020)	National Grid (2013–2015).

Trustees and Officers of the Trustees (Unaudited)

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Eric Olsen[3]	Assistant	Director of Accounting, SEI Investment	N/A	N/A
One Freedom	Treasurer (since	Manager Services (March 2021 to
Valley Drive	05/2021)	present); formerly, Deputy Head of Fund
Oaks, PA 19456		Operations, Traditional Assets, Aberdeen
(1970)		Standard Investments (2013–2021).

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	As of November 30, 2022, the Trust had one hundred and twelve investment portfolios, one hundred of which were operational.
3	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (Unaudited)

For shareholders that do not have an November 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with an November 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2022, the Funds have designated the following items with regard to distributions paid during the year.

				Qualifying
				for Corporate
	Long-Term			Dividends	Qualifying
	Capital Gain	Ordinary Income	Total	Received	Dividend
Return of Capital	Distributions	Distributions	Distributions	Deduction(1)	Income(2)
Global X Alternative Income ETF
17.13%	00.00%	82.87%	100.00%	44.52%	54.86%
Global X S&P 500® Quality Dividend ETF
0.00%	0.00%	100.00%	100.00%	91.48%	96.89%
Global X U.S. Preferred ETF
0.00%	0.00%	100.00%	100.00%	66.34%	68.08%
Global X Variable Rate Preferred ETF
4.72%	0.18%	95.10%	100.00%	78.98%	81.19%
Global X MLP ETF
100.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF
54.26%	0.00%	45.74%	100.00%	29.31%	65.45%
Global X Conscious Companies ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Global X Adaptive U.S. Factor ETF
5.14%	0.00%	94.86%	100.00%	90.77%	93.27%
Global X Adaptive U.S. Risk Management ETF
0.00%	0.58%	99.42%	100.00%	48.96%	42.04%
Global X Founder-Run Companies ETF
0.00%	0.00%	100.00%	100.00%	99.85%	98.96%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (Unaudited)

		Short Term	Qualifying
U.S. Government	Interest Related	Capital Gain	Business	Foreign Tax
Interest(3)	Dividends(4)	Dividends (5)	Income(6)	Credit
Global X Alternative Income ETF
0.00%	0.07%	0.00%	4.10%	0.00%
Global X S&P 500® Quality Dividend ETF
0.00%	0.01%	0.00%	1.23%	0.00%
Global X U.S. Preferred ETF
0.00%	0.35%	0.00%	2.43%	0.00%
Global X Variable Rate Preferred ETF
0.00%	0.35%	100.00%	1.40%	0.00%
Global X MLP ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF
0.00%	0.06%	0.00%	38.09%	0.00%
Global X Conscious Companies ETF
0.00%	0.04%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Factor ETF
0.00%	0.00%	0.00%	5.72%	0.00%
Global X Adaptive U.S. Risk Management ETF
0.00%	33.05%	0.00%	2.09%	0.00%
Global X Founder-Run Companies ETF
0.00%	0.09%	0.00%	53.31%	0.00%

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX–AR–006–1000

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,148,958	$0	$0	$929,467	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$406,447	$0	$0	$334,184	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:
(1) Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $406,447 and $334,184, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date:  February 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date: February 7, 2023

By (Signature and Title)	/s/ John Belanger John Belanger Chief Financial Officer

Date:  February 7, 2023